As filed with the Securities and
                              Exchange Commission.
                                                      '33 Act File No. 033-66496
                                                       `40 Act File No. 811-7908

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 14      [X]

                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 16              [X]


                        NATIONWIDE VA SEPARATE ACCOUNT-C
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements, and Part C.

It is proposed that this filing will become effective (check appropriate space):


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2003 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485


If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                                 REDLINED


================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                 CAPTION

PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                 Companies ..........................Nationwide Life and Annuity Insurance Company; Investing in
                                                                                                    the Contract
Item 6.    Deductions and Expenses........................................................Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Purchase and Contract Value..................................................Annuitizing the Contract
Item 9.    Redemptions............................................................................Death Benefits
Item 10.   Annunity Period.............................................................Operation of the Contract
Item 11.   Death Benefit and Distributions................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance................................................Calculation of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                       Deferred Variable Annuity Contracts
                                    issued by
            Nationwide Life and Annuity Insurance Company through its
                        Nationwide VA Separate Account-C


                   The date of this prospectus is May 1, 2003.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.


GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
o Gartmore GVIT Nationwide(R)Fund: Class I (formerly, Gartmore GVIT Total Return Fund: Class I)


ONE GROUP(R) INVESTMENT TRUST
o One Group Investment Trust Balanced Portfolio (formerly, Asset Allocation
  Fund)
o One Group Investment Trust Bond Portfolio
o One Group Investment Trust Diversified Equity Portfolio
o One Group Investment Trust Diversified Mid Cap Portfolio
o One Group Investment Trust Equity Index Portfolio
o One Group Investment Trust Government Bond Portfolio
o One Group Investment Trust Large Cap Growth Portfolio (formerly, Large Company Growth Fund)
o One Group Investment Trust Mid Cap Growth Portfolio (formerly, Growth Opportunities Fund)
o One Group Investment Trust Mid Cap Value Portfolio

THE FIDELITY VIP FUNDS ARE NOT AVAILABLE TO NEW CONTRACTS ISSUED ON OR AFTER SEPTEMBER 1, 1999.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Initial Class
o VIP Overseas Portfolio: Initial Class

Purchase payments not invested in the underlying mutual fund options of the Nationwide VA Separate Account-C may be allocated to the fixed account.


The Statement of Additional Information (dated May 1, 2003) which contains additional information about the contracts and the variable account has been filed with the

Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36.


For general information or to obtain FREE copies of the:

o Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o required Nationwide forms; or
o Nationwide's privacy statement

call:
         1-800-860-3946
TDD      1-800-238-3035

or write:

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
ONE NATIONWIDE PLAZA, RR1-04-F4
COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV
THIS ANNUITY:
o IS NOT A BANK DEPOSIT;
o IS NOT FDIC INSURED;
o IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY;
o IS NOT AVAILABLE IN EVERY STATE;
o MAY GO DOWN IN VALUE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE - The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE - The date on which the annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT - An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE - The total value of all accumulation units in a contract, plus any amount held in the fixed account.

CONTRACT YEAR - Each year the contract is in force beginning with the date the contract is issued.

ERISA - The Employee Retirement Income Securities Act of 1974, as amended.

FIXED ACCOUNT - An investment option that is funded by the general account of Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY - An annuity contract that qualifies for favorable tax treatment under Section 408 (b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE - Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT - A contract that does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS - Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA - An annuity contract that qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA - A retirement plan that receives favorable tax treatment under Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS - Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD - Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT - Nationwide VA Separate Account-C, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

TABLE OF CONTENTS.............................................

CONTRACT EXPENSES.............................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE AND ANNUITY
INSURANCE COMPANY.............................................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................

TYPES OF CONTRACTS............................................
     Individual Retirement Annuities (IRAs)
     Non-Qualified Contracts
     Qualified Plans
     Roth IRAs
     Simplified Employee Pension IRAs (SEP IRAs)
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS........................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Qualified Contract or Tax Sheltered Annuity Surrenders Under a Texas Optional Retirement Program or the Louisiana Optional Retirement Plan


LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default


ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
         Individual Retirement Annuities, SEP IRAs and
         Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING......................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................


TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: UNDERLYING MUTUAL FUNDS...........................

APPENDIX: B: CONDENSED FINANCIAL INFORMATION..................

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.
--------------------------------------------------------------------------------

                       Contract Owner Transaction Expenses


MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC")
(as a percentage of purchase payments surrendered)......................................................................      7% 1
----------------------------------------------------------------------------------------------------------------------------- ------

MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 2
----------------------------------------------------------------------------------------------------------------------------- ------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
------------------------------------------------------------------------------------------------------------------------------------

                                                      Recurring Contract Expenses
----------------------------------------------------------------------------------------------------------------------------- ------

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)3

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.25%

     ADMINISTRATION CHARGE...............................................................................................     0.05%

         TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES..........................................................................     1.30%
----------------------------------------------------------------------------------------------------------------------------- ------


--------
1 Range of CDSC over time:

----------------------------------------------------------------------------------------------------------------------------- ------
NUMBER OF COMPLETED YEARS FROM DATE    0          1          2           3          4          5           6          7
OF PuRCHASE PAYm ENT                ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC PERCENTAGE                        7%         6%         5%          4%         3%         2%         1%          0%
----------------------------------------------------------------------------------------------------------------------------- ------

----------------------------------- ---------- ---------- ---------- -----------
For contracts issued before September 1, 1999, or before state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first contract year, without a CDSC, any amount in order for the contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

(1)  an amount equal to 10% of each purchase payment; or

(2) any amount withdrawn for this contract to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

For contracts issued on or after September 1, 1999, or on or after the date state insurance authorities approve applicable contract modifications, each contract year the contract owner may withdraw without a CDSC the greater of:

(1)  10% of each purchase payment made to the contract; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. This free withdrawal privilege is cumulative. Free amounts not taken during any given contract year can be taken as free amounts in a subsequent contract year.

The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

--------------------------------------------------------------------------------- ---------------------- ----------------------
Total Annual Underlying Mutual Fund Operating Expenses                                   Minimum                Maximum
--------------------------------------------------------------------------------- ---------------------- ----------------------
--------------------------------------------------------------------------------- ---------------------- ----------------------

(expenses that are deducted from underlying mutual fund assets, including                 0.51%                  1.00%
management fees, distribution (12b-1) fees, and other expenses)

--------------------------------------------------------------------------------- ---------------------- ----------------------

EXAMPLE
This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o a $10,000 investment in the contract for the time periods indicated;
o a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o the CDSC schedule; and
o the total variable account charges associated with the contract (1.30%).

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.00%)       942    1193    1542   2716     242    743    1272    2716     *     743     1272     2716
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.51%)       890    1038    1281   2189     190    588    1011    2189     *     588     1011     2189
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract" will also mean "certificate." References to "contract owner" will mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the plan terms.

The contracts can be categorized as:
o Individual Retirement Annuities (IRAs);
o Non-Qualified Contracts;
o Qualified Plans;
o Roth IRAs;
o Simplified Employee Pension IRAs (SEP IRAs); or
o Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT            PURCHASE         SUBSEQUENT

       TYPE              PAYMENT*          PAYMENTS

-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                       $2,000              $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified             $2,000              $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Qualified                   $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                  $2,000              $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                   $2,000              $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered               $0                $10
Annuity
-------------------- ----------------- ------------------

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. This charge reimburses Nationwide for administrative expenses related to issuance and maintenance of the contracts.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance products, annuities and retirement products.

NATIONWIDE INVESTMENT SERVICES CORPORATION


The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.


TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

IRAS


Individual Retirement Annuities are contracts that satisfy the provisions of
Section 408(b) of the Internal Revenue Code, including the following requirements:
o the contract is not transferable by the owner;
o the premiums are not fixed;
o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;
o the entire interest of the owner in the contract is nonforfeitable; and
o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

ROTH IRAS


Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o the contract is not transferable by the owner;

o the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA, however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.


SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")


A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:
o minimum participation rules;
o top-heavy contribution rules;
o nondiscriminatory allocation rules; and
o requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VA Separate Account-C is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on July 24, 1991, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program (see "Enhanced Rate Dollar Cost Averaging Program").

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)


The CDSC applies as follows:
-------------------------------------- ------------------
 NUMBER OF COMPLETED YEARS FROM DATE         CDSC
         OF PURCHASE PAYMENT              PERCENTAGE
-------------------------------------- ------------------
-------------------------------------- ------------------
                  0                           7%
-------------------------------------- ------------------
-------------------------------------- ------------------
                  1                           6%
-------------------------------------- ------------------
-------------------------------------- ------------------
                  2                           5%
-------------------------------------- ------------------
-------------------------------------- ------------------
                  3                           4%
-------------------------------------- ------------------
-------------------------------------- ------------------
                  4                           3%
-------------------------------------- ------------------
-------------------------------------- ------------------
                  5                           2%
-------------------------------------- ------------------
-------------------------------------- ------------------
                  6                           1%
-------------------------------------- ------------------
-------------------------------------- ------------------
                  7                           0%
-------------------------------------- ------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 8.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Administration Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, the contract owner may withdraw, during the first contract year, without a CDSC, any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

(a) an amount equal to 10% of each purchase payment; or

(b) any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

For contracts issued on or after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, each contract year the contract owner may withdraw without a CDSC the greater of:

(a) 10% of each purchase payment made to the contract; or

(b) any amount withdrawn to meet the minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is cumulative. Free amounts not taken during any contract year can be taken as free amounts in a subsequent contract year.

For all contracts, no CDSC will be deducted:
(1) upon annuitization;
(2) upon payment of a death benefit; or
(3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts, the fixed account, or the variable account.

Nationwide may waive or reduce the CDSC when sales are to employees of Bank One Corporation or the employees of its affiliates, subsidiaries or holding companies.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts, Qualified Contracts, and SEP IRA Contracts, Nationwide will waive the CDSC when:

(a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code section 403(b) and as defined for purposes of Internal Revenue Code section 401(k));

(b) the plan participant becomes disabled (within the meaning of Internal Revenue Code section 72(m)(7));

(c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

(d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;
(e)  the plan participant dies; or

(f) the contract is annuitized after 2 years from the inception of the contract.

The contract owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the contract owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

The CDSC for any type of contract issued will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;
(2)  annuitization; or
(3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered as investment options under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Contract owners must be age 80 or younger at the time of contract issuance. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;
o    signed by the contract owner; and
o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. A joint owner will receive a death benefit if a contract owner who is also the annuitant dies before the annuitization date. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract generally will require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 80 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant who was not also a joint owner dies before the annuitization date. If the annuitant was also a joint owner and dies before the annuitization date, the death benefit will be paid to the surviving joint owner.

The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------- ----------------- -------------------
                      MINIMUM INITIAL        MINIMUM
      CONTRACT        PURCHASE PAYMENT      SUBSEQUENT
        TYPE                                 PAYMENTS
--------------------- ----------------- -------------------
--------------------- ----------------- -------------------
IRA                        $2,000              $10
--------------------- ----------------- -------------------
--------------------- ----------------- -------------------
Non-Qualified              $2,000              $10
--------------------- ----------------- -------------------
--------------------- ----------------- -------------------
Qualified                    $0                $10
--------------------- ----------------- -------------------
--------------------- ----------------- -------------------
Roth IRA                   $2,000              $10
--------------------- ----------------- -------------------
--------------------- ----------------- -------------------
SEP IRA                    $2,000              $10
--------------------- ----------------- -------------------
--------------------- ----------------- -------------------
Tax Sheltered                $0                $10
Annuity
--------------------- ----------------- -------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day            o        Independence Day
o        Memorial Day              o        Labor Day
o        Presidents' Day           o        Thanksgiving
o        Good Friday               o        Christmas
o        Martin Luther King, Jr.
         Day

Nationwide also will not price purchase payments if:


(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS


Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.


Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

(1) the value of amounts allocated to the sub-accounts of the variable account; and

(2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

(2)  adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account


Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 25% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.


Transfers from the Variable Account to the Fixed Account


Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less than 10% of the current value of the variable account at the time the transfer is requested. However, Nationwide may refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.


Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Transfers Among the Sub-Accounts


Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.


Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone or internet exchange privileges upon 30 days written notice to contract owners.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account or for transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC. The contract owner may direct Nationwide to deduct the CDSC either from:


(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges; and

o    amounts allocated to the fixed account and interest credited.

A CDSC may apply.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1,

          1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR THE LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts or Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.


MINIMUM AND MAXIMUM LOAN AMOUNTS


Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

--------------- ------------ --------------------------
                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED
--------------- ------------ --------------------------
--------------- ------------ --------------------------
NON-ERISA       up to        up to 80% of contract
PLANS           $20,000      value (not more than
                             $10,000)
--------------- ------------ --------------------------
--------------- ------------ --------------------------
                $20,000      up to 50% of contract
                and over     value (not more than
                             $50,000*)
--------------- ------------ --------------------------
--------------- ------------ --------------------------

--------------- ------------ --------------------------
--------------- ------------ --------------------------
ERISA PLANS     All          up to 50% of contract
                             value (not more than
                             $50,000*)
--------------- ------------ --------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan transaction.

This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.


DISTRIBUTIONS AND ANNUITY PAYMENTS


Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.


GRACE PERIOD AND LOAN DEFAULT


If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, SEP IRAs Roth IRAs, Qualified Contracts, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the GVIT-Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging


Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets allocated to the program than would be earned on assets in the fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect and applies only to the assets within that program. Nationwide will process transfers until either amounts in the enhanced rate dollar cost averaging program are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For these programs only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the program to the GVIT-Gartmore GVIT Money Market Fund:
Class I. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

For contracts issued before September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) an amount equal to 10% of each purchase payment made to the contract as of the withdrawal date; or

(2) any amount in order for this contract to meet minimum distribution requirements under the Internal Revenue Code.


This CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

For contracts issued after September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications, if a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 10% of all purchase payments made to the contract as of the withdrawal date; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege for systematic withdrawals is cumulative. Free amounts not taken during any contract year can be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. ANNUITIZING THE CONTRACT


ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. Such options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the annuitant becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary or contingent beneficiary.

If two or more beneficiaries are named, the benefit will be paid to the surviving beneficiaries in equal shares, unless the contract provides otherwise.

If no beneficiary or contingent beneficiary survives the annuitant, the contract owner (or his or her estate if the annuitant was also the contract owner) will receive the benefit.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide's home office receives:

(1)  proper proof of the annuitant's death;

(2)  an election specifying the distribution method; and

(3)  any state required form(s).

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

For any type of contract issued on or after the later of September 1, 1999, or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

(1)  the contract value;

(2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrenders.

If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For any type of contract issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable modifications and prior to September 1, 1999 or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies on or prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

(1)  the contract value;

(2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that most recent five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For any type of contract issued prior to May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greatest of:

(1)  the contract value;

(2)  the sum of all purchase payments, less any amounts surrendered; or

(3) the highest contract value as of the most recent five year contract anniversary, less any amounts surrendered since that most recent five year contract anniversary.

If the annuitant dies after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.


Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.


Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.


For Individual Retirement Annuities and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.


Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o Individual Retirement Annuities;
o SEP IRAs;
o Roth IRAs;
o Tax Sheltered Annuities; and
o "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuity are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs


Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:


o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);


o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or


o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.


The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.

However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.


The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.


Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.


FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:


o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates, which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, Nationwide filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting Nationwide's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for Nationwide was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting Nationwide's motion for summary judgment; and (b) denying Castillo's motion for leave to amend the complaint to add three new named plaintiffs. Nationwide's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 6, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of retirement plans that purchased variable annuities from Nationwide to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide that allowed plan participants to invest in funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid higher fees to Nationwide. The amended complaint seeks disgorgement of the fees allegedly received by Nationwide and other unspecified compensatory damages, declaratory and injunctive relief and attorney's fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Nationwide is opposing that motion. Nationwide's Motion to Dismiss was denied on September 11, 2002. On January 14, 2003, plaintiffs filed a motion to file a second amended complaint and the motion was granted on February 21, 2003. The second amended complaint removes the claims asserted against Nationwide concerning a violation of ERISA through the replacement of many of the funds originally included in the plaintiffs' annuities with "inferior" funds that purportedly paid higher fees to Nationwide. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT - Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT - Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT - Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole.

Market Indexes

The sub-accounts will be compared to certain market indexes. Indexes are provided for comparison purposes only and are not intended to reflect the performance of the sub-accounts. Individuals cannot invest directly in an index.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by financial news magazines and other services and web-sites.

These rating services, publications and web-sites rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results.

Standardized Performance

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.30% (the maximum variable account charges if the most expensive optional benefits are chosen), and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $10,000, the periods shown may reflect time prior to the fund being available as an option in the variable account and charges will include CDSC but may also be advertised without CDSC. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


-----------------------------------------------------------------------------------------------------------------

                                                                          10 years or Date Fund      Date Fund
                                           1 Year to      5 Years to      Available in Variable      Added to
          Sub-Account Options              12/31/02        12/31/02        Account to 12/31/02       Variable
                                                                                                     Account


-----------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio:       -23.07%          -1.53%                7.46%             08/01/94
Initial Class

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio:            -26.13%          -5.70%               -0.33%             08/01/94
Initial Class

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Money Market Fund:        -6.40%           2.34%                3.25%             07/29/94
Class I

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Nationwide(R)Fund:        -23.44%          -3.86%                5.84%             08/01/94
Class I

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Balanced         -18.23%           0.35%                6.03%             08/01/94
Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Bond               2.26%           N/A                  7.20%             09/01/99
Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Diversified      -29.33%           N/A                -12.54%             09/01/99
Equity Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Diversified      -23.85%           N/A                 -1.49%             09/01/99
Mid Cap Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Equity           -28.15%           N/A                 -5.86%             05/01/98
Index Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Government         4.50%           5.52%                6.23%             08/01/94
Bond Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Large Cap        -33.65%          -6.05%                3.90%             08/01/94
Growth Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Mid Cap          -25.99%           3.79%                9.38%             08/01/94
Growth Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Mid Cap          -19.31%           N/A                  3.04%             09/01/99
Value Portfolio

-----------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITH CDSC

-----------------------------------------------------------------------------------------------------------------

                                                                               10 years to
                                           1 Year to      5 Years to        12/31/2002 or the       Date Fund
          Sub-Account Options             12/31/2002      12/31/2002        Life of the Fund        Effective

-----------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio:       -23.07%          -1.53%                8.35%             10/09/86
Initial Class

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio:            -26.13%          -5.70%                3.33%             01/28/87
Initial Class

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Money Market Fund:        -6.39%           2.35%                3.01%             11/10/81
Class I

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Nationwide(R)Fund:        -23.44%          -3.86%                6.08%             11/08/82
Class I

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust  Balanced        -18.23%           0.35%                6.03%             08/01/94
Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Bond               2.26%          5.72%                 6.49%             05/01/97
Portfolio*

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Diversified      -29.33%          -6.00%                3.32%             03/30/95
Equity Portfolio*

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Diversified      -23.85%          -0.08%                7.27%             03/30/95
Mid Cap Portfolio*

-----------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------

                                                                               10 years to
                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Equity           -28.15%           N/A                 -5.86%             05/01/98
Index Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Government         4.50%           5.52%                6.23%             08/01/94
Bond Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Large Cap        -33.65%         -6.05%                 3.90%             08/01/94
Growth Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Mid Cap          -25.99%          3.79%                 9.38%             08/01/94
Growth Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Mid Cap          -19.31%          0.23%                 3.06%             05/01/97
Value Portfolio*

-----------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN WITHOUT CDSC


-----------------------------------------------------------------------------------------------------------------
                                                                               10 years to

                                           1 Year to      5 Years to         12/31/02 or the        Date Fund
          Sub-Account Options              12/31/02        12/31/02         Life of the Fund        Effective

-----------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio:       -18.03%          -0.99%                8.35%             10/09/86
Initial Class

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio:            -21.32%          -5.20%                3.33%             01/28/87
Initial Class

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Money Market Fund:        -0.10%           2.84%                3.01%             11/10/81
Class I

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

GVIT Gartmore GVIT Nationwide(R)Fund:        -18.43%          -3.34%                6.08%             11/08/82
Class I

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Balanced         -12.83%           0.88%                6.03%             08/01/94
Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Bond               8.56%          6.15%                 6.73%             05/01/97
Portfolio*

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Diversified      -24.77%          -5.51%                3.32%             03/30/95
Equity Portfolio*

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Diversified      -18.88%           0.46%                7.27%             03/30/95
Mid Cap Portfolio*

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Equity           -23.49%           N/A                 -5.33%             05/01/98
Index Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Government        10.80%           5.95%                6.23%             08/01/94
Bond Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Large Cap        -29.41%         -5.56%                 3.90%             08/01/94
Growth Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Mid Cap          -21.17%          4.25%                 9.38%             08/01/94
Growth Portfolio

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

One Group Investment Trust Mid Cap          -13.98%          0.76%                 3.33%             05/01/97
Value Portfolio*

-----------------------------------------------------------------------------------------------------------------

*The Average Annual Total Returns and Date Fund Effective reflect that the One Group Investment Trust Bond Portfolio, the One Group Investment Trust Diversified Equity Portfolio, the One Group Investment Trust Diversified Mid Cap Portfolio, and the One Group Investment Trust Mid Cap Value Portfolio, respectively, are the accounting successors to the Pegasus Variable Bond Fund, Pegasus Variable Growth and Value Fund, the Pegasus Variable Mid-Cap Opportunity Fund, and the Pegasus Variable Intrinsic Value Fund, respectively.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                         PAGE
General Information and History............................................1
Services...................................................................1
Purchase of Securities Being Offered.......................................2
Underwriters...............................................................2
Calculations of Performance................................................2
Annuity Payments...........................................................3
Financial Statements.......................................................4

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Total Underlying Mutual Fund Annual Operating Expenses are expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses.

            Please refer to the prospectus for each underlying mutual
                      fund for more detailed information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO:
INITIAL CLASS
Not available to new contracts issued on or after September 1, 1999.

------------------------------------------------ -------------------------------

Investment Adviser:                      Fidelity Management & Research Company

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Reasonable income.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Total Underlying Mutual Fund             0.57%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO:
 INITIAL CLASS
Not available to new contracts issued on or after September 1, 1999.

------------------------------------------------ -------------------------------

Investment Adviser:                      Fidelity Management & Research Company

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Long-term capital growth.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.90%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I

------------------------------------------------ -------------------------------

Investment Adviser:                      Gartmore Mutual Fund Capital Trust, an
                                         indirect subsidiary of Nationwide
                                         Financial Services, Inc.

---------------------------------------- -------------------------------
---------------------------------------- -------------------------------

Investment Objective:                    High level of current income.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.62%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE FUND: CLASS I

------------------------------------------------ -------------------------------

Investment Adviser:                      Gartmore Mutual Fund Capital Trust, an
                                         indirect subsidiary of Nationwide
                                         Financial Services, Inc.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Capital appreciation.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.84%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO

---------------------------------------- ---------------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Total return while preserving capital.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund                     0.89%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST BOND PORTFOLIO

---------------------------------------- ---------------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Maximize total return.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.81%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------

ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO

------------------------------------------------ -------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Long-term capital growth and growth of
                                         income with a secondary objective of
                                         providing a moderate level of income.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.93%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO

---------------------------------------- ---------------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Long-term capital growth.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             1.00%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO

---------------------------------------- ---------------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Investment results that correspond to
                                         the aggregate price and dividend
                                         performance of the S&P 500's Corporate
                                         Stock Price Index. 1


---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.51%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST GOVERNMENT BOND
PORTFOLIO

---------------------------------------- ---------------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------  ---------------------------------------

Investment Objective:                    High level of current income with
                                         liquidity and safety of principal.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.63%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH
PORTFOLIO

---------------------------------------- ---------------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Long-term capital appreciation and
                                         growth of income.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.83%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO

---------------------------------------- ---------------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Growth of capital and secondarily,
                                         current income.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.85%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


ONE GROUP INVESTMENT TRUST - ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO

---------------------------------------- ---------------------------------------

Investment Adviser:                     Banc One Investment Advisors Corporation

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Investment Objective:                    Capital appreciation with the secondary
                                         goal of achieving current income.

---------------------------------------- ---------------------------------------
---------------------------------------- ---------------------------------------

Total Underlying Mutual Fund             0.98%
Annual Operating Expenses:

---------------------------------------- ---------------------------------------


-----------
1 Standard & Poor's corporation does not sponsor and is in no way affiliated with One Group Investment Trust

APPENDIX B: CONDENSED FINANCIAL INFORMATION
Accumulation unit values for an accumulation unit outstanding throughout the period.


----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

                                      ACCUMULATION     ACCUMULATION         PERCENT            NUMBER OF
                                       UNIT VALUE       UNIT VALUE         CHANGE IN         ACCUMULATION
            UNDERLYING                AT BEGINNING        AT END          ACCUMULATION       UNITS AT END
           MUTUAL FUND                 OF PERIOD         OF PERIOD         UNIT VALUE        OF THE PERIOD      YEAR

                                    ----------------- ---------------- ------------------- ------------------ ----------
-----------------------------------

----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

Fidelity VIP Equity-Income             22.365743        18.333686             -18.03%          3,900,486        2002
Portfolio: Initial Class - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       23.843779        22.365743              -6.20%          4,811,251        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       22.280043        23.843779               7.02%          5,350,442        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       21.229680        22.280043               4.95%          5,945,562        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       19.268781        21.229680              10.18%          5,625,777        1998

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       15.239003        19.268781              26.44%          4,493,557        1997

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       13.510928        15.239003              12.79%          2,595,996        1996

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.132457        13.510928              33.34%            850,015        1995

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000        10.132457               1.32%            127,843        1994

                                    ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------


Fidelity VIP Overseas Portfolio:       12.369011         9.732257             -21.32%          1,052,589        2002
Initial Class - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       15.898290        12.369011             -22.20%          1,255,812        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       19.911517        15.898290             -20.16%          1,416,870        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       14.144224        19.911517              40.77%          1,418,346        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       12.709885        14.144224              11.29%          1,344,297        1998

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.543398        12.709885              10.11%          1,187,469        1997

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.330773        11.543398              11.74%            664,232        1996

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                        9.542958        10.330773               8.26%            268,518        1995

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000         9.542958              -4.57%            103,938        1994

                                    ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------


GVIT Gartmore GVIT Money Market        13.108020        13.094349              -0.10%          1,659,911        2002
Fund: Class I* - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       12.819682        13.108020               2.25%          2,150,858        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       12.249399        12.819682               4.66%          1,409,975        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.836880        12.249399               3.49%          1,590,430        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.392164        11.836880               3.90%            822,056        1998

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.965501        11.392164               8.82%            772,447        1997

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.569801        10.965501               3.74%            473,381        1996

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.135415        10.569801               4.29%            220,563        1995

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000        10.135415               1.35%             47,584        1994

                                    ----------------- ---------------- ------------------- ------------------ ----------
-----------------------------------



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2002 was -0.36%.


----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

                                      ACCUMULATION     ACCUMULATION         PERCENT            NUMBER OF
                                       UNIT VALUE       UNIT VALUE         CHANGE IN         ACCUMULATION
            UNDERLYING                AT BEGINNING        AT END          ACCUMULATION       UNITS AT END
           MUTUAL FUND                 OF PERIOD         OF PERIOD         UNIT VALUE        OF THE PERIOD      YEAR

                                    ----------------- ---------------- ------------------- ------------------ ----------
-----------------------------------

----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

GVIT Gartmore GVIT Total               19.774203        16.129988             -18.43%          2,662,106        2002
Return Fund: Class I - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       22.721959        19.774203             -12.97%          3,269,537        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       23.518255        22.721959              -3.39%          3,689,323        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       22.281011        23.518255               5.55%          3,934,051        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       19.118736        22.281011              16.54%          3,589,203        1998

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       14.965912        19.118736              27.75%          2,746,188        1997

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       12.445719        14.965912              20.25%          1,434,934        1996

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                        9.767528        12.445719              27.42%            505,440        1995

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000         9.767528              -2.32%             89,149        1994

----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment                   18.788301        16.377273             -12.83%          8,688,908        2002
Trust Balanced Portfolio - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       19.741918        18.788301              -4.83%          9,913,836        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       19.675211        19.741918               0.34%         10,316,643        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       18.423578        19.675211               6.79%          9,319,175        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       15.674014        18.423578              17.54%          5,490,245        1998

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       12.921017        15.674014              21.31%          2,502,183        1997

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.697239        12.921017              10.46%          1,006,088        1996

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                        9.819156        11.697239              19.13%            328,525        1995

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000         9.819156              -1.81%             71,505        1994

                                    ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment Trust             11.942953        12.965228               8.56%          6,763,970        2002
Bond Portfolio - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.106864        11.942953               7.53%          5,487,494        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.028902        11.106864              10.75%          3,393,492        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000        10.028902               0.29%                  0        19991

----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment Trust              8.804552         6.623910             -24.77%          9,913,935        2002
Diversified Equity Portfolio -
Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                        9.980762         8.804552             -11.78%          7,618,158        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.572360         9.980762              -5.60%          4,257,854        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000        10.572360               5.72%            634,909        19991

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment Trust          12.161916         9.866278         -18.88%                 2,787,156        2002
Diversified Mid Cap Portfolio -
Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                    12.840593         12.161916        -5.29%                  2,590,038        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                    10.890908         12.840593        17.90%                  1,704,013        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                    10.000000         10.890908        8.91%                    256,836         1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment Trust             10.123309         7.745389             -23.49%         10,354,234        2002
Equity Index Portfolio - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.701041        10.123309             -13.48%          9,575,989        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       13.095858        11.701041             -10.65%          7,735,534        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.955610        13.095858              19.54%          4,127,917        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000        10.955610               9.56%            998,546        19982

                                    ----------------- ---------------- ------------------- ------------------ ----------



1The unit value information shown reflects the period from September 1, 1999 to December 31, 1999. 2The unit value information shown reflects the period from May 1, 1998 to December 31, 1998.


----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

                                      ACCUMULATION     ACCUMULATION         PERCENT            NUMBER OF
                                       UNIT VALUE       UNIT VALUE         CHANGE IN         ACCUMULATION
            UNDERLYING                AT BEGINNING        AT END          ACCUMULATION       UNITS AT END
           MUTUAL FUND                 OF PERIOD         OF PERIOD         UNIT VALUE        OF THE PERIOD      YEAR

                                    ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment                   15.016436        16.637997              10.80%         10,193,980        2002
Trust Government Bond
Portfolio - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       14.213181        15.016436               5.65%          8,667,672        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       12.856498        14.213181              10.55%          6,585,647        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       13.199019        12.856498              -2.60%          4,913,504        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       12.460216        13.199019               5.93%          2,670,734        1998

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.511652        12.460216               8.24%          1,274,004        1997

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.358330        11.511652               1.35%            756,783        1996

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                        9.861504        11.358330              15.18%            291,664        1995

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000         9.861504              -1.38%             24,678        1994

----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment                   19.560223        13.807631             -29.41%          9,560,961        2002
Trust Large Cap Growth Portfolio
- Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       24.860865        19.560223             -21.32%         10,953,265        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       32.691561        24.860865             -23.95%         11,461,570        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       25.623274        32.691561              27.59%         10,080,320        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       18.376907        25.623274              39.43%          7,573,274        1998

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       14.112701        18.376907              30.22%          5,120,453        1997

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       12.255940        14.112701              15.15%          2,730,077        1996

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.003154        12.255940              22.52%          1,021,324        1995

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000        10.003154               0.03%            119,978        1994

----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment                   26.998285        21.282814             -21.17%          6,088,122        2002
Trust Mid Cap Growth Portfolio -
Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       30.617485        26.998285             -11.82%          6,588,288        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       29.321738        30.617485               4.42%          6,308,189        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       23.685874        29.321738              23.79%          4,765,508        1999

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       17.286833        23.685874              37.02%          3,936,581        1998

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       13.492662        17.286833              28.12%          2,937,108        1997

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       11.819338        13.492662              14.16%          1,652,824        1996

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                        9.652463        11.819338              22.45%            568,390        1995

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                       10.000000         9.652463              -3.48%             94,894        1994

----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------

One Group Investment Trust          13.262635         11.407934        -13.98%                 4,004,928        2002
Mid Cap Value Portfolio - Q/NQ

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                    12.823112         13.262635        3.43%                   3,589,252        2001

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                    10.156152         12.823112        26.26%                  2,554,744        2000

                                    ----------------- ---------------- ------------------- ------------------ ----------
                                    ----------------- ---------------- ------------------- ------------------ ----------

                                    10.000000         10.156152        1.56%                    397,678         19991

                                    ----------------- ---------------- ------------------- ------------------ ----------
----------------------------------- ----------------- ---------------- ------------------- ------------------ ----------


1The unit value information shown reflects the period from September 1, 1999 to December 31, 1999.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VA SEPARATE ACCOUNT- C


This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2003. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-860-3946, TDD 1-800-238-3035.



TABLE OF CONTENTS
                                                                          PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

GENERAL INFORMATION AND HISTORY


The Nationwide VA Separate Account-C is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $129 billion as of December 31, 2002.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide VA Separate Account - C and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, Nationwide's affiliate and wholly owned subsidiary of Nationwide Life Insurance Company. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ending December 31, 2002, 2001, and 2000, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT-Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 2002, the GVIT-Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield was -0.37%. The GVIT - Gartmore GVIT Money Market Fund:
Class I's seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 2002, the seven-day effective yield for the GVIT-Gartmore GVIT Money Market Fund: Class I was -0.36%.

The GVIT-Gartmore GVIT Money Market Fund: Class I yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the underlying mutual fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the underlying mutual fund's expenses. Although the GVIT-Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the GVIT - Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT-Gartmore GVIT Money Market Fund:
Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis or another method of calculation is used.

All performance returns are calculated using underlying mutual fund expenses for the period ended December 31, 2002. However, Nationwide generally will provide performance information more frequently. Information related to performance of the sub-accounts is based upon historical earnings and is not intended to predict or project future results. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

Standardized Performance

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

Assumptions used in calculating standardized returns will include a $1,000 hypothetical initial investment, time periods of one, five and ten years or the time period the fund has been available as an investment option in the variable account, variable account charges of 1.30% (the maximum variable account charges if the most expensive optional benefits are chosen), and a 7 year CDSC schedule. If a fund has been an option in the variable account for less than one year, the returns are not annualized.

Non-Standardized Performance

Nationwide will advertise historical, hypothetical performance of the sub-accounts. Assumptions used in calculating non-standardized performance are similar to that of the standardized returns except the initial investment will be $10,000, the periods shown may reflect time prior to the fund being available as an option in the variable account and charges will include CDSC but may also be advertised without CDSC. Non-standardized performance advertising will be accompanied by standardized performance information. If a fund has been in existence for less than a year, the returns will not be annualized.


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-C
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31,2002

Assets:
   Investments at fair value:

      Fidelity(R) VIP - Equity - Income Portfolio - Initial Class (FidVIPEI)
         3,946,901 shares (cost $93,451,191) ...............................   $   71,675,716

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         940,865 shares (cost $19,264,979) .................................       10,330,695

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         21,735,675 shares (cost $21,735,675) ..............................       21,735,675

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         5,315,706 shares (cost $76,365,980) ...............................       43,057,219

      One Group(R) IT Balanced Portfolio (OGBal)
         11,141,114 shares (cost $168,201,585) .............................      142,272,019

      One Group(R) IT Bond Portfolio (OGBond)
         7,413,007 shares (cost $78,950,496) ...............................       87,695,870

      One Group(R) IT Diversified Equity Portfolio (OGDivEq)
         5,786,190 shares (cost $90,644,446) ...............................       65,673,256

      One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap)
         2,303,156 shares (cost $35,701,696) ...............................       27,504,842

      One Group(R) IT Equity Index Portfolio (OGEqIndx)
         10,442,246 shares (cost $117,961,736) .............................       80,300,870

      One Group(R) IT Government Bond Portfolio (OGGvtBd)
         14,229,424 shares (cost $151,225,259) .............................      169,614,737

      One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
         13,444,218 shares (cost $281,491,485) .............................      132,022,217

      One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
         10,500,991 shares (cost $184,763,540) .............................      129,582,225

      One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)
         4,361,353 shares (cost $51,462,586) ...............................       45,692,573
                                                                               --------------

         Total investments .................................................    1,027,157,914

   Accounts receivable .....................................................               --
                                                                               --------------
         Total assets ......................................................    1,027,157,914

Accounts payable ...........................................................           17,650
                                                                               --------------

Contract owners' equity (note 4) ...........................................   $1,027,140,264
                                                                               ==============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                       Total        FidVIPEI      FidVIPOv     GVITMyMkt
                                                       -------------   -----------   ----------   -----------
   Reinvested dividends.............................   $   2,570,132     1,685,987      111,809       281,066
   Mortality and expense risk charges (note 2)......     (14,699,190)   (1,181,804)    (173,448)     (304,702)
                                                       -------------   -----------   ----------   -----------
      Net investment income (loss)..................     (12,129,058)      504,183      (61,639)      (23,636)
                                                       -------------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold............     149,715,393    19,414,648    2,672,610    23,246,584
   Cost of mutual fund shares sold..................    (172,719,785)  (20,535,003)  (4,072,940)  (23,246,584)
                                                       -------------   -----------   ----------   -----------
      Realized gain (loss) on investments...........     (23,004,392)   (1,120,355)  (1,400,330)           --
   Change in unrealized gain (loss)
      on investments................................    (162,271,660)  (20,261,441)  (1,640,708)           --
                                                       -------------   -----------   ----------   -----------
      Net gain (loss) on investments................    (185,276,052)  (21,381,796)  (3,041,038)           --
                                                       -------------   -----------   ----------   -----------
   Reinvested capital gains.........................       5,766,930     2,294,815           --            --
                                                       -------------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(191,638,180)  (18,582,798)  (3,102,677)      (23,636)
                                                       =============   ===========   ==========   ===========

Investment activity:                                    GVITTotRt       OGBal        OGBond       OGDivEq
                                                       -----------   -----------   ----------   -----------
   Reinvested dividends.............................       448,939         9,271       13,727            --
   Mortality and expense risk charges (note 2)......      (717,249)   (2,142,852)  (1,000,130)     (858,512)
                                                       -----------   -----------   ----------   -----------
      Net investment income (loss)..................      (268,310)   (2,133,581)    (986,403)     (858,512)
                                                       -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold............    11,599,457    25,176,747    2,935,957     1,875,336
   Cost of mutual fund shares sold..................   (20,790,642)  (26,123,720)  (2,623,624)   (2,982,176)
                                                       -----------   -----------   ----------   -----------
      Realized gain (loss) on investments...........    (9,191,185)     (946,973)     312,333    (1,106,840)
   Change in unrealized gain (loss)
      on investments................................    (1,837,386)  (20,880,697)   6,749,528   (17,042,129)
                                                       -----------   -----------   ----------   -----------
      Net gain (loss) on investments................   (11,028,571)  (21,827,670)   7,061,861   (18,148,969)
                                                       -----------   -----------   ----------   -----------
   Reinvested capital gains.........................            --       254,040      270,888            --
                                                       -----------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   (11,296,881)  (23,707,211)   6,346,346   (19,007,481)
                                                       ===========   ===========   ==========   ===========

Investment activity:                                   OGDivMidCap     OGEqIndx      OGGvtBd     OGLgCapGr
                                                       -----------   -----------   ----------   -----------
   Reinvested dividends.............................   $        --            --       19,333            --
   Mortality and expense risk charges (note 2)......      (396,393)   (1,143,853)  (1,953,910)   (2,182,757)
                                                       -----------   -----------   ----------   -----------
      Net investment income (loss)..................      (396,393)   (1,143,853)  (1,934,577)   (2,182,757)
                                                       -----------   -----------   ----------   -----------

   Proceeds from mutual fund shares sold............     2,370,297     8,735,915    7,003,711    24,252,967
   Cost of mutual fund shares sold..................    (2,934,323)  (10,882,110)  (6,432,061)  (32,133,172)
                                                       -----------   -----------   ----------   -----------
      Realized gain (loss) on investments...........      (564,026)   (2,146,195)     571,650    (7,880,205)
   Change in unrealized gain (loss)
      on investments................................    (5,480,762)  (20,745,992)  16,564,155   (51,583,487)
                                                       -----------   -----------   ----------   -----------
      Net gain (loss) on investments................    (6,044,788)  (22,892,187)  17,135,805   (59,463,692)
                                                       -----------   -----------   ----------   -----------
   Reinvested capital gains.........................            --            --           --            --
                                                       -----------   -----------   ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(6,441,181)  (24,036,040)  15,201,228   (61,646,449)
                                                       ===========   ===========   ==========   ===========

Investment activity:                                   OGMidCapGr    OGMidCapV
                                                       -----------   ----------
   Reinvested dividends.............................            --           --
   Mortality and expense risk charges (note 2)......    (2,008,192)    (635,388)
                                                       -----------   ----------
      Net investment income (loss)..................    (2,008,192)    (635,388)
                                                       -----------   ----------

   Proceeds from mutual fund shares sold............    17,192,649    3,238,515
   Cost of mutual fund shares sold..................   (16,968,364)  (2,995,066)
                                                       -----------   ----------
      Realized gain (loss) on investments...........       224,285      243,449
   Change in unrealized gain (loss)
      on investments................................   (36,133,740)  (9,979,001)
                                                       -----------   ----------
      Net gain (loss) on investments................   (35,909,455)  (9,735,552)
                                                       -----------   ----------
   Reinvested capital gains.........................            --    2,947,187
                                                       -----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   (37,917,647)  (7,423,753)
                                                       ===========   ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS'EQUITY
Years Ended December 31, 2002 and 2001

                                                         Total                       FidVIPEI
                                            ------------------------------   -------------------------
Investment activity:                             2002            2001           2002          2001
                                            --------------   -------------   -----------   -----------
   Net investment income (loss)..........   $  (12,129,058)      5,279,659       504,183       556,425
   Realized gain (loss) on investments...      (23,004,392)      6,838,180    (1,120,355)    2,220,577
   Change in unrealized gain (loss)
      on investments.....................     (162,271,660)   (216,937,294)  (20,261,441)  (16,616,891)
   Reinvested capital gains..............        5,766,930      77,619,273     2,294,815     5,861,284
                                            --------------   -------------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................     (191,638,180)   (127,200,182)  (18,582,798)   (7,978,605)
                                            --------------   -------------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........      159,360,249     231,283,853       573,748     1,206,235
   Transfers between funds...............               --              --    (4,438,380)   (1,284,495)
   Redemptions (note 3)..................     (171,692,258)   (121,216,283)  (13,549,469)  (11,698,309)
   Annuity benefits......................          (50,789)         (2,684)      (17,934)       (1,972)
   Contingent deferred sales charges
      (note 2)...........................       (2,626,814)     (2,386,843)     (134,859)     (188,457)
   Adjustments to maintain reserves......          (24,373)       (106,098)          476       (20,555)
                                            --------------   -------------   -----------   -----------
         Net equity transactions.........      (15,033,985)    107,571,945   (17,566,418)  (11,987,553)
                                            --------------   -------------   -----------   -----------

Net change in contract owners'equity.....     (206,672,165)    (19,628,237)  (36,149,216)  (19,966,158)
Contract owners' equity beginning
   of period.............................    1,233,812,429   1,253,440,666   107,817,873   127,784,031
                                            --------------   -------------   -----------   -----------
Contract owners' equity end of period....   $1,027,140,264   1,233,812,429    71,668,657   107,817,873
                                            ==============   =============   ===========   ===========

CHANGES IN UNITS:
   Beginning units.......................       76,471,446      66,184,298     4,811,251     5,350,442
                                            --------------   -------------   -----------   -----------
   Units purchased.......................       11,364,909      17,068,724        30,007        55,228
   Units redeemed........................      (10,205,069)     (6,781,576)     (940,771)     (594,419)
                                            --------------   -------------   -----------   -----------
   Ending units..........................       77,631,286      76,471,446     3,900,487     4,811,251
                                            ==============   =============   ===========   ===========

                                                   FidVIPOv                   GVITMyMkt
                                            -----------------------   ------------------------
Investment activity:                           2002         2001          2002         2001
                                            ----------   ----------   -----------   ----------
   Net investment income (loss)..........      (61,639)     800,129       (23,636)     512,668
   Realized gain (loss) on investments...   (1,400,330)    (483,245)           --           --
   Change in unrealized gain (loss)
      on investments.....................   (1,640,708)  (6,809,383)           --           --
   Reinvested capital gains..............           --    1,648,896            --           --
                                            ----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................   (3,102,677)  (4,843,603)      (23,636)     512,668
                                            ----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........      115,485      234,571       695,165    1,038,064
   Transfers between funds...............     (550,436)    (870,854)    9,044,163   17,533,115
   Redemptions (note 3)..................   (1,754,784)  (1,517,423)  (15,950,347)  (8,806,197)
   Annuity benefits......................       (8,713)          --            --           --
   Contingent deferred sales charges
      (note 2)...........................      (20,488)     (27,983)     (212,826)    (159,012)
   Adjustments to maintain reserves......          917      (12,205)      (10,556)        (591)
                                            ----------   ----------   -----------   ----------
         Net equity transactions.........   (2,218,019)  (2,193,894)   (6,434,401)   9,605,379
                                            ----------   ----------   -----------   ----------

Net change in contract owners'equity        (5,320,696)  (7,037,497)   (6,458,037)  10,118,047
Contract owners' equity beginning
   of period.............................   15,650,024   22,687,521    28,193,478   18,075,431
                                            ----------   ----------   -----------   ----------
Contract owners' equity end of period....   10,329,328   15,650,024    21,735,441   28,193,478
                                            ==========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units.......................    1,255,812    1,416,869     2,150,857    1,409,976
                                            ----------   ----------   -----------   ----------
   Units purchased.......................       10,718       17,542       769,840      979,193
   Units redeemed........................     (213,941)    (178,599)   (1,260,787)    (238,312)
                                            ----------   ----------   -----------   ----------
   Ending units..........................    1,052,589    1,255,812     1,659,910    2,150,857
                                            ==========   ==========   ===========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                        GVITTotRt                     OGBal
                                                -------------------------   -------------------------
Investment activity:                                2002         2001           2002          2001
                                                -----------   -----------   -----------   -----------
   Net investment income (loss) .............   $  (268,310)     (395,387)   (2,133,581)    2,406,365
   Realized gain (loss) on investments ......    (9,191,185)   (3,130,590)     (946,973)    2,702,243
   Change in unrealized gain (loss)
      on investments ........................    (1,837,386)   (9,391,881)  (20,880,697)  (16,016,524)
   Reinvested capital gains .................            --     1,935,292       254,040       747,188
                                                -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   (11,296,881)  (10,982,566)  (23,707,211)  (10,160,728)
                                                -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............       745,334     1,500,805     8,142,958    15,134,794
   Transfers between funds ..................    (3,355,439)   (2,543,054)   (2,986,959)   (2,488,095)
   Redemptions (note 3) .....................    (7,747,366)   (7,058,950)  (25,039,431)  (19,501,596)
   Annuity benefits .........................       (12,089)           --            --            --
   Contingent deferred sales charges
      (note 2) ..............................       (83,465)     (114,510)     (366,532)     (387,026)
   Adjustments to maintain reserves .........           (44)      (14,048)       (6,333)       (3,543)
                                                -----------   -----------   -----------   -----------
         Net equity transactions ............   (10,453,069)   (8,229,757)  (20,256,297)   (7,245,466)
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity .......   (21,749,950)  (19,212,323)  (43,963,508)  (17,406,194)
Contract owners' equity beginning
   of period ................................    64,805,122    84,017,445   186,264,126   203,670,320
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period .......   $43,055,172    64,805,122   142,300,618   186,264,126
                                                ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ..........................     3,269,537     3,689,323     9,913,836    10,316,643
                                                -----------   -----------   -----------   -----------
   Units purchased ..........................        43,711        77,768       501,651       889,350
   Units redeemed ...........................      (651,142)     (497,554)   (1,726,579)   (1,292,157)
                                                -----------   -----------   -----------   -----------
   Ending units .............................     2,662,106     3,269,537     8,688,908     9,913,836
                                                ===========   ===========   ===========   ===========

                                                         OGBond                     OGDivEq
                                                ------------------------   ------------------------
Investment activity:                                2002         2001         2002          2001
                                                -----------   ----------   -----------   ----------
   Net investment income (loss) .............      (986,403)   2,947,865      (858,512)    (446,965)
   Realized gain (loss) on investments ......       312,333      228,474    (1,106,840)    (278,927)
   Change in unrealized gain (loss)
      on investments ........................     6,749,528      630,616   (17,042,129)  (5,560,258)
   Reinvested capital gains .................       270,888           --            --           --
                                                -----------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     6,346,346    3,806,955   (19,007,481)  (6,286,150)
                                                -----------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............    30,409,516   32,552,190    21,802,084   32,986,851
   Transfers between funds ..................    (3,120,182)  (2,738,956)    4,380,926    2,672,318
   Redemptions (note 3) .....................   (11,284,668)  (5,669,028)   (8,412,886)  (4,677,051)
   Annuity benefits .........................            --           --            --           --
   Contingent deferred sales charges
      (note 2) ..............................      (191,768)    (105,845)     (167,083)    (114,390)
   Adjustments to maintain reserves .........           295          504        (1,012)      (3,740)
                                                -----------   ----------   -----------   ----------
         Net equity transactions ............    15,813,193   24,038,865    17,602,029   30,863,988
                                                -----------   ----------   -----------   ----------

Net change in contract owners' equity .......    22,159,539   27,845,820    (1,405,452)  24,577,838
Contract owners'equity beginning
   of period ................................    65,536,874   37,691,054    67,074,465   42,496,627
                                                -----------   ----------   -----------   ----------
Contract owners' equity end of period .......    87,696,413   65,536,874    65,669,013   67,074,465
                                                ===========   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ..........................     5,487,493    3,393,492     7,618,158    4,257,854
                                                -----------   ----------   -----------   ----------
   Units purchased ..........................     1,686,780    2,523,841     2,854,054    3,749,937
   Units redeemed ...........................      (410,303)    (429,840)     (558,277)    (389,633)
                                                -----------   ----------   -----------   ----------
   Ending units .............................     6,763,970    5,487,493     9,913,935    7,618,158
                                                ===========   ==========   ===========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      OGDivMidCap                   OGEqIndx
                                                ------------------------   -------------------------
Investment activity:                               2002          2001          2002         2001
                                                -----------   ----------   -----------   -----------
   Net investment income (loss)..............   $  (396,393)    (282,352)   (1,143,853)     (383,924)
   Realized gain (loss) on investments.......      (564,026)     (49,226)   (2,146,195)      (97,909)
   Change in unrealized gain (loss)
      on investments.........................    (5,480,762)  (4,244,376)  (20,745,992)  (12,775,697)
   Reinvested capital gains..................            --    3,450,503            --            --
                                                -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations..........................    (6,441,181)  (1,125,451)  (24,036,040)  (13,257,530)
                                                -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...............     7,589,630   13,948,632    16,653,753    26,371,898
   Transfers between funds...................    (1,226,694)    (958,907)    1,492,739     1,009,765
   Redemptions (note 3)......................    (3,834,851)  (2,174,879)  (10,682,883)   (7,540,511)
   Annuity benefits..........................            --           --       (10,882)           --
   Contingent deferred sales charges
      (note 2)...............................       (84,709)     (60,910)     (203,080)     (175,544)
   Adjustments to maintain reserves..........        (3,169)      (9,192)       (5,263)       (8,196)
                                                -----------   ----------   -----------   -----------
         Net equity transactions.............     2,440,207   10,744,744     7,244,384    19,657,412
                                                -----------   ----------   -----------   -----------

Net change in contract owners' equity........    (4,000,974)   9,619,293   (16,791,656)    6,399,882
Contract owners' equity beginning
   of period.................................    31,499,830   21,880,537    97,089,394    90,689,512
                                                -----------   ----------   -----------   -----------
Contract owners' equity end of period........   $27,498,856   31,499,830    80,297,738    97,089,394
                                                ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units...........................     2,590,038    1,704,014     9,575,988     7,735,534
                                                -----------   ----------   -----------   -----------
   Units purchased...........................       275,982    1,048,566     1,066,628     2,237,851
   Units redeemed............................       (78,864)    (162,542)     (288,383)     (397,397)
                                                -----------   ----------   -----------   -----------
   Ending units..............................     2,787,156    2,590,038    10,354,233     9,575,988
                                                ===========   ==========   ===========   ===========

                                                         OGGvtBd                    OGLgCapGr
                                                -------------------------   -------------------------
Investment activity:                               2002           2001          2002          2001
                                                -----------   -----------   -----------   -----------
   Net investment income (loss)..............    (1,934,577)    5,209,989    (2,182,757)   (3,103,726)
   Realized gain (loss) on investments.......       571,650       279,358    (7,880,205)    3,557,028
   Change in unrealized gain (loss)
      on investments.........................    16,564,155       461,833   (51,583,487)  (93,337,096)
   Reinvested capital gains..................            --            --            --    32,107,536
                                                -----------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations..........................    15,201,228     5,951,180   (61,646,449)  (60,776,258)
                                                -----------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...............    31,508,250    33,973,461    11,153,911    22,879,760
   Transfers between funds...................    17,562,228     8,934,977    (8,885,484)  (10,166,129)
   Redemptions (note 3)......................   (24,418,766)  (12,082,083)  (22,532,390)  (22,181,382)
   Annuity benefits..........................        (1,171)         (712)           --            --
   Contingent deferred sales charges
      (note 2)...............................      (402,637)     (213,109)     (322,233)     (442,869)
   Adjustments to maintain reserves..........         7,808        (9,176)       (1,422)       (9,364)
                                                -----------   -----------   -----------   -----------
         Net equity transactions.............    24,255,712    30,603,358   (20,587,618)   (9,919,984)
                                                -----------   -----------   -----------   -----------

Net change in contract owners' equity........    39,456,940    36,554,538   (82,234,067)  (70,696,242)
Contract owners' equity beginning
   of period.................................   130,157,531    93,602,993   214,248,302   284,944,544
                                                -----------   -----------   -----------   -----------
Contract owners' equity end of period........   169,614,471   130,157,531   132,014,235   214,248,302
                                                ===========   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units...........................     8,667,671     6,585,647    10,953,265    11,461,571
                                                -----------   -----------   -----------   -----------
   Units purchased...........................     2,033,466     2,539,470       766,367     1,228,372
   Units redeemed............................      (507,157)     (457,446)   (2,158,670)   (1,736,678)
                                                -----------   -----------   -----------   -----------
   Ending units..............................    10,193,980     8,667,671     9,560,962    10,953,265
                                                ===========   ===========   ===========   ===========

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                         OGMidCapGr                 OGMidCapV
                                                --------------------------   -----------------------
Investment activity:                                2002           2001         2002         2001
                                                ------------   -----------   ----------   ----------
   Net investment income (loss) .............   $ (2,008,192)   (2,282,219)    (635,388)    (259,209)
   Realized gain (loss) on investments ......        224,285     1,641,182      243,449      249,215
   Change in unrealized gain (loss)
      on investments ........................    (36,133,740)  (52,060,067)  (9,979,001)  (1,217,570)
   Reinvested capital gains .................             --    29,222,978    2,947,187    2,645,596
                                                ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    (37,917,647)  (23,478,126)  (7,423,753)   1,418,032
                                                ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..............     15,125,888    27,100,650   14,844,527   22,355,942
   Transfers between funds ..................     (4,864,428)   (3,706,794)  (3,052,054)  (5,392,891)
   Redemptions (note 3) .....................    (20,335,661)  (14,863,515)  (6,148,756)  (3,445,359)
   Annuity benefits .........................             --            --           --           --
   Contingent deferred sales charges
      (note 2) ..............................       (307,016)     (309,033)    (130,118)     (88,155)
   Adjustments to maintain reserves .........         (1,238)      (11,594)      (4,832)      (4,398)
                                                ------------   -----------   ----------   ----------
         Net equity transactions ............    (10,382,455)    8,209,714    5,508,767   13,425,139
                                                ------------   -----------   ----------   ----------

Net change in contract owners' equity .......    (48,300,102)  (15,268,412)  (1,914,986)  14,843,171
Contract owners' equity beginning
   of period ................................    177,872,470   193,140,882   47,602,940   32,759,769
                                                ------------   -----------   ----------   ----------
Contract owners' equity end of period .......   $129,572,368   177,872,470   45,687,954   47,602,940
                                                ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ..........................      6,588,288     6,308,188    3,589,252    2,554,745
                                                ------------   -----------   ----------   ----------
   Units purchased ..........................        750,973       393,992      574,732    1,327,614
   Units redeemed ...........................     (1,251,139)     (113,892)    (159,056)    (293,107)
                                                ------------   -----------   ----------   ----------
   Ending units .............................      6,088,122     6,588,288    4,004,928    3,589,252
                                                ============   ===========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                          NOTES TO FINANCIAL STATEMENTS
                            December 31,2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                  (FidVIPOv)

               Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

               Funds of The One Group(R)Investment Trust (One Group(R)IT);
                  One Group(R) IT Balanced Portfolio (OGBal) (formerly One
                     Group - Asset Allocation Fund)
                  One Group(R) IT Bond Portfolio (OGBond)
                  One Group(R) IT Diversified Equity Portfolio (OGDivEq)
                  One Group(R) IT Diversified Mid Cap Portfolio (OGDivMidCap) One Group(R) IT Equity Index Portfolio (OGEqIndx) (formerly
                     One Group - Equity Index Fund)
                  One Group(R) IT Government Bond Portfolio (OGGvtBd)
                     (formerly One Group - Government Bond Fund)
                  One Group(R) IT Large Cap Growth Portfolio (OGLgCapGr)
                     (formerly One Group - Large Company Growth Fund))
                  One Group(R) IT Mid Cap Growth Portfolio (OGMidCapGr)
                     (formerly One Group - Growth Opportunities Fund)
                  One Group(R) IT Mid Cap Value Portfolio (OGMidCapV)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C
                    NOTES TO FINANCIAL STATEMENTS, Continued

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered.This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $123,909,026 and $154,304,012, respectively, and total transfers from the Account to the fixed account were $48,593,510 and $18,588,652, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2002.

                                                 Contract                                              Investment
                                                  Expense                  Unit         Contract         Income       Total
                                                   Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ----------   ----------   --------------   ----------   ---------
     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
          2002 ...............................     1.30%     3,900,487   $18.333686    $ 71,510,304       1.88%      -18.03%
          2001 ...............................     1.30%     4,811,251    22.370000     107,607,203       1.77%       -6.20%
          2000 ...............................     1.30%     5,350,442    23.843779     127,574,757       1.65%        7.02%
          1999 ...............................     1.30%     5,945,562    22.280043     132,467,377       1.43%        4.95%
          1998 ...............................     1.30%     5,625,877    21.229680     119,435,568       1.20%       10.18%

     Fidelity(R)VIP - Overseas Portfolio - Initial Class
          2002 ...............................     1.30%     1,052,589     9.732257      10,244,067       0.86%      -21.32%
          2001 ...............................     1.30%     1,255,812    12.369011      15,533,152       5.48%      -22.20%
          2000 ...............................     1.30%     1,416,870    15.898290      22,525,810       1.55%      -20.16%
          1999 ...............................     1.30%     1,418,346    19.911517      28,241,420       1.24%       40.77%
          1998 ...............................     1.30%     1,344,297    14.144224      19,014,038       1.73%       11.29%

     Gartmore GVIT Money Market Fund - Class I
          2002 ...............................     1.30%     1,659,910    13.094349      21,735,441       1.13%       -0.10%
          2001 ...............................     1.30%     2,150,857    13.108020      28,193,477       3.64%        2.25%
          2000 ...............................     1.30%     1,409,975    12.819682      18,075,431       4.96%        4.66%
          1999 ...............................     1.30%     1,590,430    12.249399      19,481,812       4.06%        3.49%
          1998 ...............................     1.30%       822,056    11.836880       9,730,578       5.19%        3.90%

     Gartmore GVIT Total Return Fund - Class I
          2002 ...............................     1.30%     2,662,106    16.129988      42,939,738       0.83%      -18.43%
          2001 ...............................     1.30%     3,269,537    19.774203      64,652,488       0.73%      -12.97%
          2000 ...............................     1.30%     3,689,323    22.721959      83,828,646       0.64%       -3.39%
          1999 ...............................     1.30%     3,934,051    23.518255      92,522,015       0.67%        5.55%
          1998 ...............................     1.30%     3,589,203    22.281011      79,971,072       1.08%       16.54%

     One Group(R) IT Balanced Portfolio
          2002 ...............................     1.30%     8,688,908    16.377273     142,300,618       0.01%      -12.83%
          2001 ...............................     1.30%     9,913,836    18.788301     186,264,135       2.53%       -4.83%
          2000 ...............................     1.30%    10,316,643    19.741918     203,670,320       2.97%        0.34%
          1999 ...............................     1.30%     9,319,175    19.675211     183,356,734       2.61%        6.79%
          1998 ...............................     1.30%     5,490,245    18.423578     101,149,957       2.64%       17.54%
        Initial Funding by Depositor
          1998 ...............................       --         97,500    19.509120       1,902,139       2.64%       19.09%

     One Group(R) IT Bond Portfolio
          2002 ...............................     1.30%     6,763,970    12.965228      87,696,413       0.02%        8.56%
          2001 ...............................     1.30%     5,487,493    11.942953      65,536,871       7.11%        7.53%
          2000 ...............................     1.30%     3,393,492    11.106864      37,691,054       6.93%       10.75%
          1999 ...............................     1.30%       527,721    10.028902       5,292,462       2.95%        0.29% 9/1/99

     One Group(R) IT Diversified Equity Portfolio
          2002 ...............................     1.30%     9,913,935     6.623910      65,669,013       0.00%      -24.77%
          2001 ...............................     1.30%     7,618,158     8.804552      67,074,468       0.51%      -11.78%
          2000 ...............................     1.30%     4,257,854     9.980762      42,496,627       0.47%       -5.60%
          1999 ...............................     1.30%       634,909    10.572360       6,712,487       0.21%        5.72% 9/1/99

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
NOTES TO FINANCIAL STATEMENTS, Continued

                                                  Contract                                              Investment
                                                   Expense                   Unit         Contract        Income       Total
                                                    Rate*      Units      Fair Value   Owners' Equity      Ratio**   Return***
                                                  --------   ----------   ----------   --------------   ----------   ---------
     One Group(R) IT Diversified Mid Cap Portfolio
          2002 ................................     1.30%     2,787,156     9.866278      27,498,856       0.00%      -18.88%
          2001 ................................     1.30%     2,590,038    12.161916      31,499,825       0.25%       -5.29%
          2000 ................................     1.30%     1,704,013    12.840593      21,880,537       0.39%       17.90%
          1999 ................................     1.30%       256,836    10.890908       2,797,177       0.27%        8.91% 9/1/99

     One Group(R) IT Equity Index Portfolio
          2002 ................................     1.30%    10,354,233     7.745389      80,197,562       0.00%      -23.49%
          2001 ................................     1.30%     9,575,988    10.123309      96,940,686       0.88%      -13.48%
          2000 ................................     1.30%     7,735,534    11.701041      90,513,800       1.13%      -10.65%
          1999 ................................     1.30%     4,127,917    13.095858      54,058,615       1.56%       19.54%
          1998 ................................     1.30%       998,546    10.955610      10,939,681       1.02%        9.56% 5/1/98
        Initial Funding by Depositor
          1998 ................................       --        250,000    11.051791       2,762,948       1.02%       10.52% 5/1/98

     One Group(R) IT Government Bond Portfolio
          2002 ................................     1.30%    10,193,980    16.637997     169,607,409       0.01%       10.80%
          2001 ................................     1.30%     8,667,671    15.016436     130,157,527       6.01%        5.65%
          2000 ................................     1.30%     6,585,647    14.213181      93,602,993       6.08%       10.55%
          1999 ................................     1.30%     4,913,504    12.856498      63,170,454       5.64%       -2.60%
          1998 ................................     1.30%     2,670,734    13.199019      35,251,069       5.39%        5.93%
        Initial Funding by Depositor
          1998 ................................       --        500,000    13.977022       6,988,511       5.39%        7.32%

     One Group(R) IT Large Cap Growth Portfolio

          2002 ................................     1.30%     9,560,962    13.807631     132,014,235       0.00%      -29.41%
          2001 ................................     1.30%    10,953,265    19.560223     214,248,306       0.00%      -21.32%
          2000 ................................     1.30%    11,461,570    24.860865     284,944,544       0.00%      -23.95%
          1999 ................................     1.30%    10,080,320    32.691561     329,541,396       0.15%       27.59%
          1998 ................................     1.30%     7,573,274    25.623274     194,052,075       0.31%       39.43%
        Initial Funding by Depositor
          1998 ................................       --        300,000    27.132525       8,139,758       0.31%       41.27%

     One Group(R) IT Mid Cap Growth Portfolio
          2002 ................................     1.30%     6,088,122    21.282814     129,572,368       0.00%      -21.17%
          2001 ................................     1.30%     6,588,288    26.998285     177,872,477       0.00%      -11.82%
          2000 ................................     1.30%     6,308,189    30.617485     193,140,882       0.00%        4.42%
          1999 ................................     1.30%     4,765,508    29.321738     139,732,977       0.00%       23.79%
          1998 ................................     1.30%     3,909,581    23.685874      92,601,843       0.00%       37.02%
        Initial Funding by Depositor
          1998 ................................       --          2,500    25.081612          62,704       0.00%       38.82%

     One Group(R) IT Mid Cap Value Portfolio
          2002 ................................     1.30%     4,004,928    11.407934      45,687,954       0.00%      -13.98%
          2001 ................................     1.30%     3,589,252    13.262635      47,602,939       0.69%        3.43%
          2000 ................................     1.30%     2,554,744    12.823112      32,759,768       1.07%       26.26%
          1999 ................................     1.30%       397,678    10.156152       4,038,878       0.47%        1.56% 9/1/99
                                                                                         -----------

                                                                     Contract
                                                                  Owners' Equity
                                                                  --------------

     2002 Reserves for annuity contracts in payout phase: .....          466,286
                                                                  --------------

     2002 Contract owners' equity .............................   $1,027,140,264
                                                                  ==============

     2001 Reserves for annuity contracts in payout phase: .....          628,875
                                                                  --------------

     2001 Contract owners' equity .............................   $1,233,812,429
                                                                  ==============

     2000 Reserves for annuity contracts in payout phase: .....          735,497
                                                                  --------------

     2000 Contract owners' equity .............................   $1,253,440,666
                                                                  ==============

     1999 Contract owners' equity .............................   $1,061,413,808
                                                                  ==============

     1998 Contract owners' equity .............................   $  682,001,942
                                                                  ==============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================


                          Independent Auditors' Report



The Board of Directors
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the financial statements, the Company changed its methods of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets in 2001.


/s/ KPMG LLP

Columbus, Ohio
January 30, 2003

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                    (in thousands, except per share amounts)


                                                                                                         December 31,
                                                                                                -------------------------------
                                                                                                     2002            2001
===============================================================================================================================
                                             ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities (cost $3,851,559 in 2002; $2,464,658 in 2001)                      $  4,046,115   $   2,501,627
    Equity securities (cost $5,819 in 2002)                                                             5,819               -
  Mortgage loans on real estate, net                                                                  928,164         663,458
  Real estate, net                                                                                        818           1,223
  Policy loans                                                                                            525             486
  Short-term investments, including amounts managed by a related party                                148,716          75,462
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    5,130,157       3,242,256
-------------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                      853           1,842
Accrued investment income                                                                              50,244          34,241
Deferred policy acquisition costs                                                                      48,762         129,924
Reinsurance receivable from a related party                                                           108,053         102,472
Other assets                                                                                          253,959         121,043
Assets held in separate accounts                                                                    1,978,051       2,312,919
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 $  7,570,079     $ 5,944,697
===============================================================================================================================

                              LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                                $  4,995,060     $ 3,271,309
Other liabilities                                                                                     193,367         103,305
Liabilities related to separate accounts                                                            1,978,051       2,312,919
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    7,166,478       5,687,533
-------------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 13)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66 shares                            2,640           2,640
  Additional paid-in capital                                                                          247,960         152,960
  Retained earnings                                                                                    92,945          90,026
  Accumulated other comprehensive income                                                               60,056          11,538
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                      403,601         257,164
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 $  7,570,079     $ 5,944,697
===============================================================================================================================

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                 (in thousands)



                                                                                            Years ended December 31,
                                                                                  ---------------------------------------------
                                                                                      2002            2001           2000
===============================================================================================================================
Revenues:
  Policy charges                                                                    $ 52,586        $ 51,286       $ 55,992
  Life insurance premiums                                                                580           1,380          1,297
  Net investment income                                                               26,804          16,880         14,732
  Net realized (losses) gains on investments, hedging instruments and hedged
     items                                                                           (10,842)           (244)           842
  Other                                                                                  711             816            929
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      69,839          70,118         73,792
-------------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account values                                     9,943           5,114         11,097
  Other benefits and claims                                                            9,543           4,549          5,581
  Amortization of deferred policy acquisition costs                                   31,726          11,257          9,893
  Other operating expenses                                                            15,356          22,730         29,982
-------------------------------------------------------------------------------------------------------------------------------
                                                                                      66,568          43,650         56,553
-------------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense and cumulative effect of
     adoption of accounting principles                                                 3,271          26,468         17,239
Federal income tax expense                                                               352           8,175          4,712
-------------------------------------------------------------------------------------------------------------------------------
    Income before cumulative effect of adoption of accounting principles               2,919          18,293         12,527
Cumulative effect of adoption of accounting principles, net of tax                         -            (330)             -
-------------------------------------------------------------------------------------------------------------------------------
    Net income                                                                       $ 2,919        $ 17,963       $ 12,527
===============================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 2002, 2001 and 2000

                                 (in thousands)




                                                                                              Accumulated
                                                              Additional                         other              Total
                                                 Common        paid-in        Retained       comprehensive      shareholder's
                                                 stock         capital        earnings       (loss) income          equity
===============================================================================================================================

Balance as of December 31, 1999                  $ 2,640       $ 52,960       $  59,536          $ (1,868)      $   113,268

Comprehensive income:
  Net income                                           -              -          12,527                 -            12,527
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                         -              -               -             5,017             5,017
                                                                                                                ---------------
                                                                                                                ---------------
  Total comprehensive income                                                                                         17,544
                                                                                                                ---------------
                                                                                                                ---------------
  Capital contribution                                 -         25,000               -                 -            25,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2000                    2,640         77,960          72,063             3,149           155,812
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
  Net income                                           -              -          17,963                 -            17,963
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                         -              -               -             8,015             8,015
  Cumulative effect of adoption of
     accounting principles, net of tax                 -              -               -               452               452
  Accumulated net losses on cash flow
     hedges, net of tax                                -              -               -               (78)              (78)
                                                                                                                ---------------
  Total comprehensive income                                                                                         26,352
                                                                                                                ---------------
  Capital contributions                                -         75,000               -                 -            75,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2001                    2,640        152,960          90,026            11,538           257,164
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
  Net income                                           -              -           2,919                 -             2,919
  Net unrealized gains on securities
    available-for-sale arising during the year,
    net of tax                                         -              -               -            48,077            48,077
  Accumulated net gains on cash flow
     hedges, net of tax                                -              -               -               441               441
                                                                                                                ---------------
  Total comprehensive income                                                                                         51,437
                                                                                                                ---------------
  Capital contributions                                -         95,000               -                 -            95,000
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                  $ 2,640      $ 247,960       $  92,945          $ 60,056       $   403,601
===============================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                 (in thousands)

                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                    2002           2001            2000
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $     2,919   $     17,963     $    12,527
  Adjustments to reconcile net income to net cash used in operating activities:
      Interest credited to policyholder account values                                 9,943          5,114          11,097
      Capitalization of deferred policy acquisition costs                            (34,174)       (47,193)        (38,932)
      Amortization of deferred policy acquisition costs                               31,726         11,257           9,893
      Amortization and depreciation                                                    8,445          1,125             625
      Realized losses (gains) on investments, hedging instruments and hedged
         items                                                                        10,842            244            (842)
      Cumulative effect of adoption of accounting principles                               -            508               -
      Increase in accrued investment income                                          (16,003)       (17,316)         (3,019)
      Increase in other assets                                                       (28,393)       (58,114)        (31,833)
      Increase (decrease) in other liabilities                                        (9,756)        23,384         (33,516)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in operating activities                                      (24,451)       (63,028)        (74,000)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            424,693        288,962         190,173
  Proceeds from sale of securities available-for-sale                                 84,129        110,574          47,537
  Proceeds from repayments of mortgage loans on real estate                           42,557         77,513          30,896
  Proceeds from sale of real estate                                                      990          1,188           1,269
  Proceeds from repayments of policy loans and sale of other invested assets             145          3,224             267
  Cost of securities available-for-sale acquired                                  (1,920,270)    (1,680,536)       (354,904)
  Cost of mortgage loans on real estate acquired                                    (305,581)      (360,971)        (82,250)
  Short-term investments, net                                                        (73,254)       (14,268)        (60,488)
  Collateral received - securities lending, net                                       73,693         64,935               -
  Other, net                                                                          (3,832)        (1,495)         (1,327)
------------------------------------------------------------------------------------------------------------------------------
          Net cash used in investing activities                                   (1,676,730)    (1,510,874)       (228,827)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital contributions received                                                      95,000         75,000          25,000
  Increase in investment and universal life insurance product account values       1,897,550      1,748,753         469,596
  Decrease in investment and universal life insurance product account values        (292,358)      (248,009)       (196,049)
------------------------------------------------------------------------------------------------------------------------------
          Net cash provided by financing activities                                1,700,192      1,575,744         298,547
------------------------------------------------------------------------------------------------------------------------------

Net (decrease) increase in cash                                                         (989)         1,842          (4,280)

Cash, beginning of year                                                                1,842              -           4,280
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                               $        853   $      1,842         $     -
==============================================================================================================================

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 2002, 2001 and 2000

                                 (in thousands)

(1)  Organization and Description of Business

     Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

     The Company provides life insurance and retirement savings products in the United States of America (U.S.).

(2)  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The State of Ohio has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See also note 11.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining deferred policy acquisition costs (DAC) for investment products and universal life insurance products, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

          The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholders' equity. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

          Management regularly reviews its fixed maturity and equity securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Also, the Company estimates the cash flows over the life of certain purchased beneficial interests in securitized financial assets. Based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment is recognized and the purchased beneficial interest is written down to fair value. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

          Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

          The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

          Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

          Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

          Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge), a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), a foreign currency fair value or cash flow hedge (foreign currency hedge) or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company enters into interest rate swaps, cross-currency swaps or Eurodollar Futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged, are also recorded in realized gains and losses on investments, hedging instruments and hedged items. The adjustment of the carrying amount of hedged assets using Eurodollar Futures and firm commitments using Treasury Futures are accounted for in the same manner as other components of the carrying amount of that asset. The adjustment of the carrying amount is amortized to investment income over the life of the asset.

          The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are classified as cash flow hedges and are carried at fair value, with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on cash flow derivative instruments are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

          Amounts receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are recorded in AOCI to the extent the hedging relationship is effective.

          From time to time, the Company may enter into a derivative transaction that will not qualify for hedge accounting. These include basis swaps (receive one variable rate, pay another variable rate) to hedge variable rate assets or foreign-denominated liabilities. These instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

          The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires, or is sold, terminated or exercised, the derivative is dedesignated as a hedging instrument because it is probable that a forecasted transaction will not occur, a hedged firm commitment no longer meets the definition of a firm commitment, or management determines that designation of the derivative as a hedging instrument is no longer appropriate.

          When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the Company continues to carry the derivative on the consolidated balance sheet at its fair value and no longer adjusts the hedged item for changes in fair value. The adjustment of the carrying amount of the hedged item is accounted for in the same manner as other components of the carrying amount of that item. When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, the Company continues to carry the derivative on the consolidated balance sheet at its fair value, removes any asset or liability that was recorded pursuant to recognition of the firm commitment from the consolidated balance sheet and recognizes any gain or loss in net realized gains and losses on investments, hedging instruments and hedged items. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the Company continues to carry the derivative on the consolidated balance sheet at fair value and gains and losses that were accumulated in AOCI are recognized immediately in realized gains and losses on investments, hedging instruments and hedged items. In all other situations in which hedge accounting is discontinued, the Company continues to carry the derivative at its fair value on the consolidated balance sheet, and recognizes any changes in fair value in net realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          Prior to the January 1, 2001 adoption of SFAS 133, defined in note 2(i), provided they met specific criteria, interest rate and foreign currency swaps and futures were considered hedges and accounted for under the accrual and deferral method, respectively. Amounts receivable or payable under interest rate and foreign currency swaps were recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item. Changes in the fair value of interest rate swaps were not recognized on the consolidated balance sheets, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values were reported in AOCI. Gains and losses on foreign currency swaps were recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

     (c)  Revenues and Benefits

          Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account values during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

          Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

     (d)  Deferred Policy Acquisition Costs

          The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

          For investment products (principally individual annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

          The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three-year reversion period.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

          Due to the magnitude of DAC related to the individual variable annuity business, the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC balance without meaningful improvement in its reasonableness, the Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. Should the recorded balance of individual variable annuity DAC fall outside of these parameters for a prescribed period of time, or should the recorded balance fall outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and the DAC is recalculated using revised best estimate assumptions. Otherwise, DAC on individual variable annuity business is not unlocked to reflect updated assumptions. In the event DAC assumptions are unlocked and revised, the Company will continue to use the reversion to the mean process.

          For other investment products and universal life insurance products, DAC is unlocked each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently as a charge or credit to DAC amortization expense.

     (e)  Separate Accounts

          Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value. The investment income and gains or losses of these accounts accrue directly to the contractholders. For certain contracts offered through separate accounts, the Company guarantees the contractholder a minimum return. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

     (f)  Future Policy Benefits

          The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

     (g)  Federal Income Tax

          Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NLIC. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

          As a result of Nationwide Financial Services, Inc.'s (NFS) acquisition of Nationwide Life Insurance Company of America (NLICA) and subsidiaries on October 1, 2002, under Internal Revenue Code regulations, NFS and its subsidiaries, including the Company, cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; the direct non-life insurance companies under NLIC will file separate federal income tax returns; NLICA and its direct life insurance company subsidiaries will file a consolidated federal income tax return; and the direct non-life insurance companies under NLICA will file a consolidated federal income tax return, until 2008, when NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements.

          The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

     (h)  Reinsurance Ceded

          Reinsurance premiums ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

     (i)  Recently Issued Accounting Pronouncements

          In January 2003, the Financial Accounting Standards Board (FASB) issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46). Accounting Research Bulletin No. 51, Consolidated Financial Statements (ARB 51) states that consolidation is usually necessary when a company has a "controlling financial interest" in another company, a condition most commonly achieved via ownership of a majority voting interest. FIN 46 clarifies the application of ARB 51, to certain "variable interest entities" (VIE) where (i) the equity investors are not empowered to make sufficient decisions about the entity's operations, or do not receive expected returns or absorb expected losses commensurate with their equity ownership; or (ii) do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. VIEs are consolidated by their primary beneficiary, which is a party having a majority of the entity's expected losses, expected residual returns, or both. A company holding a significant variable interest in a VIE, but not deemed the primary beneficiary is subject to certain disclosure requirements specified by FIN 46. FIN 46 applies immediately to entities formed after January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. It applies in the interim period beginning after June 15, 2003 to VIEs for which an enterprise holds a variable interest that it acquired prior to February 1, 2003 with earlier adoption permitted. FIN 46 may be applied on a prospective basis with a cumulative-effect adjustment made as of the date of initial application or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. The Company does not expect the adoption of FIN 46 to have a material impact on its results of operations or financial position and currently plans to adopt FIN 46 on July 1, 2003.

          In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

          In April 2002, the FASB issued Statement of Financial Accounting Standards No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS
          145), which the Company adopted on October 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

          In October 2001, the FASB issued Statement of Financial Accounting Standards No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB 30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002, at which time, the Company had no unamortized goodwill and therefore, the adoption of SFAS 142 did not have any impact on the results of operations or financial position of the Company.

          In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, Business Combinations (SFAS 141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated.

          In June 1998, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. Upon adoption, the provisions of SFAS 133 were applied prospectively.

          SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

          The adoption of SFAS 133 resulted in the Company derecognizing $350 of deferred assets related to hedges, while recognizing $350 of additional derivative instrument liabilities and $288 of additional firm commitment assets. The adoption of SFAS 133 also resulted in the Company recording a net transition adjustment gain of $102 (net of related income tax of $55) in net income. In addition, a net translation adjustment gain of $20 (net of related income tax of $11) was recorded in AOCI as of January 1, 2001. Further, the adoption of SFAS 133 resulted in the Company reporting total derivative instrument assets and liabilities of $32 and $170, respectively.

          The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

          In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). The Company adopted EITF 99-20 on April 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. The cumulative effect, net of tax, upon adoption of EITF 99-20 on April 1, 2001 decreased net income by $432 with a corresponding increase to AOCI.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     (j)  Reclassification

          Certain items in the 2001 and 2000 financial statements and related footnotes have been reclassified to conform to the 2002 presentation.

(3)  Investments

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 and 2001 were:


                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
                                                                            cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2002
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                    $      57,018   $     4,393   $         -   $      61,411
             Obligations of states and political subdivisions                     76             2             -              78
             Corporate securities                                          2,184,687       152,577        13,117       2,324,147
             Mortgage-backed securities - U.S. Government backed             574,287        29,094        10,413         592,968
             Asset-backed securities                                       1,035,491        32,039            19       1,067,511
         -------------------------------------------------------------------------------------------------------------------------
               Total fixed maturity securities                             3,851,559       218,105        23,549       4,046,115
           Equity securities                                                   5,819             -             -           5,819
         -------------------------------------------------------------------------------------------------------------------------
                 Total                                                 $   3,857,378   $   218,105   $    23,549   $   4,051,934
         =========================================================================================================================

         December 31, 2001
           Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                    $      56,381   $     1,469   $       243   $      57,607
             Obligations of states and political subdivisions                  2,046             1             -           2,047
             Debt securities issued by foreign governments                       549            86             -             635
             Corporate securities                                          1,500,190        38,031        12,527       1,525,694
             Mortgage-backed securities - U.S. Government backed             318,148         6,791           979         323,960
             Asset-backed securities                                         587,344        10,454         6,114         591,684
         -------------------------------------------------------------------------------------------------------------------------
         -------------------------------------------------------------------------------------------------------------------------
                 Total                                                 $   2,464,658   $    56,832   $    19,863   $   2,501,627
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                                Amortized        Estimated
                                                                                                  cost           fair value
         ======================================================================================================================

         Fixed maturity securities available-for-sale:
            Due in one year or less                                                          $      47,837      $    48,889
            Due after one year through five years                                                1,008,100        1,066,111
            Due after five years through ten years                                                 966,737        1,036,074
            Due after ten years                                                                    219,107          234,562
         ----------------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,241,781        2,385,636
             Mortgage-backed securities - U.S. Government backed                                   574,287          592,968
             Asset-backed securities                                                             1,035,491        1,067,511
         ----------------------------------------------------------------------------------------------------------------------
                 Total                                                                       $   3,851,559      $ 4,046,115
         ======================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The components of unrealized gains on securities available-for-sale, net, were as follows as of each December 31:


                                                                                                     2002            2001
         ======================================================================================================================

         Unrealized gains, before adjustments and taxes                                         $    194,556      $ 36,969
         Adjustment to deferred policy acquisition costs                                            (102,972)      (19,363)
         Deferred federal income tax                                                                 (32,053)       (6,152)
         ----------------------------------------------------------------------------------------------------------------------
                Net unrealized gains                                                            $     59,531      $ 11,454
         ======================================================================================================================

         An analysis of the change in gross unrealized gains on securities available-for-sale follows for the years ended December 31:

                                                                                      2002           2001            2000
         ======================================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                              $ 157,587       $ 28,603        $ 22,622
           Equity securities                                                              -           (849)         (2,820)
         ----------------------------------------------------------------------------------------------------------------------
                  Net change                                                      $ 157,587       $ 27,754        $ 19,802
         ======================================================================================================================

         Proceeds from the sale of securities available-for-sale during 2002, 2001 and 2000 were $84,129, $110,574 and $47,537, respectively. During
         2002, gross gains of $3,075 ($3,266 and $376 in 2001 and 2000, respectively) and gross losses of $1,534 ($207 and $778 in 2001 and 2000, respectively) were realized on those sales.

         The Company had investments of $332 that were non-income producing for the twelve month periods preceding December 31, 2002 and none in 2001.

         Real estate is presented at cost less accumulated depreciation of $91 as of December 31, 2002 ($165 as of December 31, 2001). The Company had no real estate held for disposal as of December 31, 2002 ($727 as of December 31, 2001).

         As of December 31, 2002, there were no mortgage loans on real estate considered to be impaired. As of December 31, 2001, the recorded investment of mortgage loans on real estate considered to be impaired was $898, which included $411 of impaired mortgage loans on real estate for which the related valuation allowance was $77 and $487 of impaired mortgage loans on real estate for which there was no valuation allowance. Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. During 2002, the average recorded investment in impaired mortgage loans on real estate was approximately $69, $180 in 2001, and no interest income was recognized on those loans in 2002, $9 in 2001, which is equal to interest income recognized using a cash-basis method of income recognition.
         The valuation allowance for mortgage loans on real estate was $673 as of December 31, 2002 and $750 as of December 31, 2001 and 2000. The decrease in the valuation allowance was the result of the foreclosure of a property that secured an impaired mortgage loan outstanding at December 31, 2001, which had a valuation allowance of $77.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     An analysis of investment income by investment type follows for the years ended December 31:


                                                                                   2002            2001            2000
         ====================================================================================================================
         Securities available-for-sale
           Fixed maturity securities available-for-sale                       $   203,730     $   121,017      $ 75,426
           Equity securities available-for-sale                                       225               -             -
         Mortgage loans on real estate                                             58,453          37,633        27,821
         Real estate                                                                  186             332           461
         Short-term investments                                                       892           3,405         1,352
         Derivatives                                                                1,532             626             -
         Other                                                                        253             245           431
         --------------------------------------------------------------------------------------------------------------------
             Gross investment income                                              265,271         163,258       105,491
         Less:
           Investment expenses                                                      5,145           2,243         1,988
           Net investment income ceded (note 12)                                  233,322         144,135        88,771
         --------------------------------------------------------------------------------------------------------------------
              Net investment income                                           $    26,804     $    16,880      $ 14,732
         ====================================================================================================================

         An analysis of net realized (losses) gains on investments, hedging instruments and hedged items, by investment type follows for the years ended December 31:

                                                                                  2002             2001            2000
          ====================================================================================================================

          Realized gains on sales, net of hedging losses:
             Fixed maturity securities, available-for-sale                    $     3,075     $     3,266      $    376
             Hedging losses on fixed maturity sales                                  (132)              -             -
             Real estate                                                              340              80           373
             Mortgage loans on real estate                                             90             460            25
             Mortgage loan hedging losses                                               -            (400)            -
             Other                                                                      -             406         1,767
          --------------------------------------------------------------------------------------------------------------------
                 Total realized gains on sales                                      3,373           3,812         2,541
          --------------------------------------------------------------------------------------------------------------------

          Realized losses on sales, net of hedging gains:
             Fixed maturity securities, available-for-sale                         (1,534)           (207)         (778)
             Hedging gains on fixed maturity sales                                    579               -             -
             Real estate                                                              (77)             (1)            -
             Mortgage loans on real estate                                           (117)            (77)          (95)
             Other                                                                   (119)              -             -
          --------------------------------------------------------------------------------------------------------------------
                 Total realized losses on sales                                    (1,268)           (285)         (873)
          --------------------------------------------------------------------------------------------------------------------

          Derivatives, excluding hedging gains and losses on sales                  1,064          (1,113)            -

          Other-than-temporary impairments:
             Fixed maturity securities, available-for-sale                        (14,011)         (2,658)         (636)
             Real estate                                                                -               -          (190)
          --------------------------------------------------------------------------------------------------------------------
              Total other-than-temporary impairments                              (14,011)         (2,658)         (826)
          --------------------------------------------------------------------------------------------------------------------
               Net realized losses on investments, hedging instruments and
          hedged items                                                        $   (10,842)    $      (244)     $    842
          ====================================================================================================================

         Fixed maturity securities with an amortized cost of $3,989 and $3,435 were on deposit with various regulatory agencies as required by law as of December 31, 2002 and 2001, respectively.

         As of December 31, 2002 and 2001, the Company had loaned securities with a fair value of $138,628 and $64,047, respectively. As of December 31, 2002 and 2001 the Company held collateral of $142,257 and $64,935, respectively. These amounts are included in short-term investments with a corresponding liability recorded in other liabilities.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(4)  Deferred Policy Acquisition Costs

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of federal income tax benefit, which was reported in the Individual Annuity segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's assumption for net separate account growth to 8 percent during the three-year reversion period for all investment products and variable life insurance products and increases in future lapses and costs related to guaranteed minimum death benefits on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

(5)  Derivative Financial Instruments

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     The Company is exposed to changes in the fair value of fixed rate investments (commercial mortgage loans and corporate bonds) due to changes in interest rates. To manage this risk, the Company enters into various types of derivative instruments to minimize fluctuations in fair values resulting from changes in interest rates. The Company principally uses interest rate swaps and short Eurodollar futures to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments, thereby creating floating rate investments.

     Short Eurodollar futures change the fixed rate cash flow exposure to variable rate cash flows. With short Eurodollar futures, if interest rates rise (fall), the gains (losses) on the futures adjust the fixed rate income on the investments, thereby creating floating rate investments.

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of the commitment due to changes in interest rates during the commitment period. To manage this risk, the Company enters into short Treasury futures.

     With short Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment.

     Floating rate investments (commercial mortgage loans and corporate bonds) expose the Company to fluctuations in cash flow and investment income due to changes in interest rates. To manage this risk, the Company enters into receive fixed, pay variable over-the-counter interest rate swaps or long Eurodollar futures strips to convert the variable rate investments to a fixed rate.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments; thereby creating fixed rate assets. The long Eurodollar futures change the variable rate cash flow exposure to fixed rate cash flows. With long Eurodollar futures, if interest rates rise (fall), the losses (gains) on the futures are used to reduce the variable rate income on the investments, thereby creating fixed rate investments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

     Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month libor.

     Non-Hedging Derivatives

     From time-to-time, the Company enters into over-the-counter basis swaps (receive one variable rate, pay another variable rate) to change the rate characteristics of a specific investment to better match the variable rate paid on a liability. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability; therefore, basis swaps do not receive hedge accounting treatment.

     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the year ended December 31, 2002 a gain of $1,689 compared to a loss of $1,400 in 2001 was recognized in net realized losses on investments, hedging instruments and hedged items representing the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the years ended December 31, 2002 and 2001, the ineffective portion of cash flow hedges was immaterial. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company does not anticipate reclassifying any losses out of AOCI over the next 12-month period.

     As of December 31, 2002, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions is twelve months. The Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2002 and 2001 include a loss of $666 and a gain of $74, respectively, related to other derivative instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     The notional amount of derivative financial instruments outstanding as of December 31, 2002 and 2001 were as follows:


                                                                                                       2002            2001
         ======================================================================================================================
         Interest rate swaps:
            Pay fixed/receive variable rate swaps hedging investments                             $   18,500      $   10,500
            Pay variable/receive fixed rate swaps hedging investments                                 17,400          12,400
            Other                                                                                    105,100          55,700

         Cross currency interest rate swaps:
             Hedging foreign currency denominated investments                                          8,200           2,000

         Interest rate futures contracts                                                              95,000          81,900
         ----------------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------------
               Total                                                                               $ 244,200       $ 162,500
         ======================================================================================================================



(6)  Federal Income Tax

     Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 80% to 63%, and as a result, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. Also, see note 2(g) for a discussion of changes related to the Company's federal income tax consolidation group.

     The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2002 and 2001 were as follows:


                                                                                                     2002            2001
         ======================================================================================================================
         Deferred tax assets:
           Equity securities                                                                    $          -        $    128
           Liabilities in separate accounts                                                           20,582          21,368
           Mortgage loans on real estate and real estate                                                   -             476
           Deferred acquisition costs                                                                 22,043               -
           Other                                                                                       8,655           3,617
         ----------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                                          51,280          25,589
         ----------------------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Future policy benefits                                                                     10,215           9,716
           Deferred policy acquisition costs                                                               -          13,161
           Derivatives                                                                                   819             978
           Fixed maturity securities                                                                  71,289          15,391
           Equity securities                                                                              83               -
           Other                                                                                       4,642             959
         ----------------------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                                     87,048          40,205
         ----------------------------------------------------------------------------------------------------------------------
               Net deferred tax liability                                                         $   35,768      $   14,616
         ======================================================================================================================

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset all future deductible amounts. The Company has determined that valuation allowances are not necessary as of December 31, 2002, 2001 and 2000 based on its analysis of future deductible amounts.

     The Company's current federal income tax liability was $6,200 and $10,476 as of December 31, 2002 and 2001, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Federal income tax expense attributable to income before cumulative effect of adoption of accounting principles for the years ended December 31 was as follows:

                                                                                       2002            2001          2000
         ----------------------------------------------------------------------------------------------------------------------
         Currently payable (receivable)                                            $  5,093        $  1,464       $ (1,434)
         Deferred tax (benefit) expense                                              (4,741)          6,711          6,146
         ----------------------------------------------------------------------------------------------------------------------
            Federal income tax expense                                             $    352        $  8,175       $  4,712
         ======================================================================================================================

     The customary relationship between federal income tax (benefit) expense and pre-tax (loss) income from continuing operations before cumulative effect of adoption of accounting principles does not exist in 2002. This is a result of the impact of the $19,122 of accelerated DAC amortization reported in 2002 compared to the level of pre-tax earnings (see note 4).

     Total federal income tax expense for the years ended December 31, 2002, 2001 and 2000 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense and cumulative effect of adoption of accounting principles as follows:


                                                                    2002                   2001                   2000
                                                             --------------------   --------------------   --------------------
                                                               Amount       %         Amount       %         Amount       %
         ======================================================================================================================
         Computed (expected) tax expense                      $  1,145     35.0       $ 9,264     35.0       $ 6,034     35.0
         Tax exempt interest and dividends
            received deduction                                    (882)   (27.0)       (1,158)    (4.4)       (1,324)    (7.7)
         Other, net                                                 89      2.7            69      0.3             2      -
         ----------------------------------------------------------------------------------------------------------------------
               Total (effective rate of each year)            $    352     10.7       $ 8,175     30.9       $ 4,712     27.3
         ======================================================================================================================

     Total federal income tax paid (refunded) was $9,368, $(12,556) and $3,970 during the years ended December 31, 2002, 2001 and 2000, respectively. See also note 12.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(7)  Comprehensive Income

     Comprehensive income (loss) includes net income as well as certain items that are reported directly within a separate component of shareholder's equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and accumulated net losses on cash flow hedges. The related before and after federal income tax amounts for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                                                                     2002           2001            2000
         =====================================================================================================================
         Unrealized gains on securities available-for-sale arising during the period:
            Gross                                                               $   145,104      $  27,726       $  18,765
            Adjustment to deferred policy acquisition costs                         (83,609)       (14,994)        (12,083)
            Related federal income tax expense                                      (21,523)        (4,456)         (2,339)
         ---------------------------------------------------------------------------------------------------------------------
               Net                                                                   39,972          8,276           4,343
         ---------------------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net losses (gains) on securities available-for-sale realized during the period:
            Gross                                                                    12,469           (401)          1,037
            Related federal income tax (benefit) expense                             (4,364)           140            (363)
         ---------------------------------------------------------------------------------------------------------------------
               Net                                                                    8,105           (261)            674
         ---------------------------------------------------------------------------------------------------------------------

         Other comprehensive income on securities available-for-sale                 48,077          8,015           5,017
         ---------------------------------------------------------------------------------------------------------------------

         Accumulated net gain (loss) on cash flow hedges:
            Gross                                                                       679           (120)              -
            Related federal income tax (expense) benefit                               (238)            42               -
         ---------------------------------------------------------------------------------------------------------------------
               Other comprehensive gain (loss) on cash flow hedges                      441            (78)              -
         ---------------------------------------------------------------------------------------------------------------------

         Accumulated net gain on transition adjustments:
             Transition adjustment - SFAS 133                                             -             31               -
             Transition adjustment - EITF 99-20                                           -            665               -
             Related federal income tax expense                                           -           (244)              -
         ---------------------------------------------------------------------------------------------------------------------
                Other comprehensive gain on transition adjustments                        -            452               -
         ---------------------------------------------------------------------------------------------------------------------
                   Total other comprehensive income                             $    48,518      $   8,389       $   5,017
         =====================================================================================================================

     Reclassification adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during 2002 and 2001 and, therefore, are not reflected in the table above.

(8)  Fair Value of Financial Instruments

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

          Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

          Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

          Policy loans, short-term investments and cash: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

          Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

          Investment contracts: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

          Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

          Collateral received - securities lending: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

          Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

          Interest rate and cross currency interest rate swaps: The fair value for interest rate and cross currency interest swaps are calculated with pricing models using current rate assumptions.

          Futures contracts: The fair value for futures contracts is based on quoted market prices.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                            2002                             2001
                                                               -------------------------------  -------------------------------
                                                                  Carrying       Estimated         Carrying       Estimated
                                                                   amount        fair value         amount        fair value
         ======================================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                        $ 4,046,115     $ 4,046,115      $ 2,501,627     $ 2,501,627
               Equity securities                                      5,819           5,819              -                 -
             Mortgage loans on real estate, net                     928,164         996,088          663,458         671,530
             Policy loans                                               525             525              486             486
             Short-term investments                                 148,716         148,716           75,462          75,462
           Cash                                                         853             853            1,842           1,842
           Assets held in separate accounts                       1,978,051       1,978,051        2,312,919       2,312,919

         Liabilities:
           Investment contracts                                  (4,829,002)     (4,661,136)      (3,112,910)     (3,019,705)
           Policy reserves on life insurance contracts             (166,058)       (168,335)        (158,399)       (156,981)
           Collateral received - securities lending                (138,628)       (138,628)         (64,935)        (64,935)
           Liabilities related to separate accounts              (1,978,051)     (1,914,113)      (2,312,919)     (2,251,782)

         Derivative financial instruments:
           Interest rate swaps hedging assets                           140             140              809             809
           Cross currency interest rate swaps                          (340)           (340)             (60)            (60)
           Futures contracts                                           (960)           (960)            (390)           (390)

(9)  Risk Disclosures

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

     Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the U.S., thus reducing its exposure to any single jurisdiction and also by employing practices which identify and minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $76,138 extending into 2003 were outstanding as of December 31, 2002. The Company also had $15,068 of commitments to purchase fixed maturity securities outstanding as of December 31, 2002.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2002, NLAIC's credit risk from these derivative financial instruments was $1,276.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 69% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit (GMDB) claims, which may require the Company to accelerate the amortization of DAC.

     The Company's individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value, which could result in additional GMDB claims. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $298,886, none of which was reinsured. As of December 31, 2002, the Company's reserve for GMDB claims was $2,024.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31,2002, the Company has a diversified portfolio with no more than 23% in any geographic area and no more than 2% with any one borrower. As of December 31, 2002, 27% of the carrying value of the Company's commercial mortgage loan portfolio financed office building properties.

     Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

     Reinsurance: The Company has entered into reinsurance contracts with unrelated parties and NLIC to cede a portion of its life and individual fixed annuity business. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     As of December 31, 2002, total recoveries due from unrelated parties and NLIC on these contracts were $190,367 and $109,817, respectively. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contract.

     The Company has also entered into reinsurance contracts with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This transaction is described in more detail in Note 12.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term.

(10) Pension Plan and Postretirement Benefits Other Than Pensions

     The Company is a participant, together with other affiliated companies, pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2002, 2001 and 2000 were $488, $237 and $77, respectively.

     In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

     The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

     The Company's accrued postretirement benefit expense as of December 31, 2002 and 2001 was $1,210 and $1,185, respectively, and the net periodic postretirement benefit cost (NPPBC) for 2002, 2001 and 2000 was $170, $143 and $132, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2002 and 2001 follows:


                                                                          Pension Benefits          Postretirement Benefits
                                                                   ------------------------------  ---------------------------
                                                                         2002          2001            2002          2001
         =====================================================================================================================
         Change in benefit obligation:
            Benefit obligation at beginning of year                   $ 2,132,200   $ 1,981,700    $    314,000  $    276,400
            Service cost                                                  103,300        89,300          13,200        12,600
            Interest cost                                                 135,600       129,100          22,500        21,400
            Participant contributions                                           -             -           4,000         3,300
            Plan amendment                                                (11,500)       27,700        (117,700)          200
            Actuarial (gain) loss                                         (13,100)       (5,800)         54,000        20,200
            Benefits paid                                                 (97,600)      (89,800)        (20,300)      (20,100)
            Impact of settlement/curtailment                              (12,700)            -               -             -
         ---------------------------------------------------------------------------------------------------------------------
              Benefit obligation at end of year                         2,236,200     2,132,200         269,700       314,000
         ---------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
            Fair value of plan assets at beginning of year              2,200,700     2,337,100         119,700       119,400
            Actual return (loss) on plan assets                          (142,400)      (46,600)        (12,700)         (200)
            Employer contribution                                           4,300             -          16,200        17,300
            Participant contributions                                           -             -           4,000         3,300
            Benefits paid                                                 (97,600)      (89,800)        (20,300)      (20,100)
         ---------------------------------------------------------------------------------------------------------------------
              Fair value of plan assets at end of year                  1,965,000     2,200,700         106,900       119,700
         ---------------------------------------------------------------------------------------------------------------------

         Funded status                                                   (271,200)       68,500        (162,800)     (194,300)
         Unrecognized prior service cost                                   33,600        49,500        (116,900)          200
         Unrecognized net gains                                           225,900       (79,300)         71,900        (4,000)
         Unrecognized net (asset) obligation at transition                 (3,800)       (5,100)            100           800
         ---------------------------------------------------------------------------------------------------------------------
              Prepaid (accrued) benefit cost                         $    (15,500)  $    33,600    $   (207,700) $   (197,300)
         =====================================================================================================================

     Two significant plan changes were enacted to the postretirement benefit plans as of December 31, 2002. The postretirement medical plan was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that benefit caps will increase 3% per year. The postretirement death benefit plan was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.

     Effective January 1, 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) raised IRS limits for benefits and salaries considered in qualified pension plans. The projected benefit obligation decreased by $11,500 from December 31, 2001 due to the anticipation of the EGTRRA sunset provisions not recognized in the December 31, 2001 calculations.

     Pension costs in 2002 and December 31, 2002 pension liabilities include curtailment charges and gains calculated for the disposal of a segment of participants. Settlement credits of $10,000 were directly assigned to NMIC and no costs were assigned to the Company.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:


                                                                          Pension Benefits          Postretirement Benefits
                                                                     ----------------------------  ---------------------------
                                                                         2002          2001            2002          2001
         =====================================================================================================================
         Weighted average discount rate                                 6.00%          6.50%          6.60%         7.25%
         Rate of increase in future compensation levels                 4.50%          4.75%            -             -
         Assumed health care cost trend rate:
              Initial rate                                                -              -           11.30% 1       11.00%
              Ultimate rate                                               -              -            5.70% 1        5.50%
              Declining period                                            -              -           11 Years       4 Years
         ---------------------------------------------------------------------------------------------------------------------

         ----------
          1 The 2002 initial rate is 12.3% for participants over age 65, with an ultimate rate of 6.39%.

     The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:


                                                                                     2002           2001            2000
         =====================================================================================================================
         Service cost (benefits earned during the period)                       $   103,300     $   89,300      $   81,400
         Interest cost on projected benefit obligation                              135,600        129,100         125,300
         Expected return on plan assets                                            (178,600)      (183,800)       (184,500)
         Recognized gains                                                                 -         (7,800)        (11,800)
         Amortization of prior service cost                                           4,400          3,200           3,200
         Amortization of unrecognized transition asset                               (1,300)        (1,300)         (1,300)
         ---------------------------------------------------------------------------------------------------------------------
             Net periodic pension cost                                          $    63,400     $   28,700      $   12,300
         =====================================================================================================================

     A curtailment gain of $19,800 was recognized in 2000 as the result of a former affiliate of NMIC ending its participation in the pension plan.

     Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:


                                                                                     2002           2001            2000
         =====================================================================================================================
         Weighted average discount rate                                             6.50%          6.75%           7.00%
         Rate of increase in future compensation levels                             4.75%          5.00%           5.25%
         Expected long-term rate of return on plan assets                           8.25%          8.00%           8.25%
         ---------------------------------------------------------------------------------------------------------------------

     The plan's investment strategy was modified based on the recommendations of a pension optimization study. This change in investment strategy is expected to increase long-term real rates of return 0.50% while maintaining the same aggregate risk level. For this reason, the expected long-term rate of return was increased to 8.25% in 2002 from 8.00% in 2001.

     The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2002, 2001 and 2000 were as follows:


                                                                                     2002           2001            2000
         =====================================================================================================================
         Service cost (benefits attributed to employee service during the year)   $  13,200      $  12,600        $ 12,200
         Interest cost on accumulated postretirement benefit obligation              22,400         21,400          18,700
         Expected return on plan assets                                              (9,200)        (9,600)         (7,900)
         Amortization of unrecognized transition obligation of affiliates               600            600             600
         Net amortization and deferral                                                 (400)          (400)         (1,300)
         ---------------------------------------------------------------------------------------------------------------------
             NPPBC                                                                $  26,600      $  24,600        $ 22,300
         =====================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2002, 2001 and 2000 were as follows:


                                                                                     2002           2001            2000
         =====================================================================================================================
           Discount rate                                                        7.25%          7.50%           7.80%
           Long-term rate of return on plan assets                              7.75%          8.00%           8.30%
           Assumed health care cost trend rate:
               Initial rate                                                    11.30%         11.00%          13.00%
               Ultimate rate                                                    5.70%          5.50%           5.50%
               Declining period                                               11 Years        4 Years         5 Years
         ---------------------------------------------------------------------------------------------------------------------

     Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2002 and on the NPPBC for the year ended December 31, 2002 was not calculated.

(11) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 2002 and 2001 was $214,577 and $122,926, respectively. The statutory net loss of the Company as reported to regulatory authorities for the years ended December 31, 2002, 2001 and 2000 was $2,167, $19,201 and $6,150, respectively.

     The NAIC completed a project to codify statutory accounting principles (Codification), which became effective January 1, 2001 for the Company. The resulting change to the Company's January 1, 2001 surplus was an increase of approximately $3,674. The significant change for the Company, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2002, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $21,458.

     The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

(12) Related Party Transactions

     The Company received capital contributions from NLIC in the amount of $95,000, $75,000 and $25,000 during 2002, 2001 and 2000, respectively.

     Through September 30, 2002, the Company filed a consolidated federal tax return with NMIC, as described in note 2(g). Total payments to (from) NMIC were $9,368, $(12,556), and $3,970 for the years ended December 31, 2002, 2001 and 2000, respectively.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2002, 2001 and 2000, the Company made lease payments to NMIC and its subsidiaries of $647, $625 and $441, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

     Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2002, 2001 and 2000, the Company made payments to NMIC and Nationwide Services Company, LLC totaling $4,211, $4,662 and $4,704, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in-force until all contract obligations are settled. Amounts ceded to NLIC in 2002 include premiums of $1,579,941 ($1,564,562 and $432,803 in 2001 and 2000, respectively), net investment income of $233,322 (income of $144,135 and $88,771 in 2001 and 2000, respectively), policy reserves of $4,341,741 (2,899,054 in 2001) and benefits, claims and other expenses of $1,794,569 ($1,741,098 and $524,715 in 2001 and 2000,
     respectively).

     The Company party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. Amounts ceded to NLIC include no premiums in 2002, 2001 and 2000 and expenses of $207, $195 and $185 during 2002, 2001 and 2000, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $108,053 and $102,472 as of December 31, 2002 and 2001,
     respectively.

     The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2002 and 2001, the Company did not have any outstanding borrowings from affiliated entities under such agreements. During 2002 and 2001, the most the Company had outstanding at any given time was $70,897 and $26,700, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $143 and $18 for 2002 and 2001, respectively. Transactions under the agreements during 2000 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $3,919 and $2,080 as of December 31, 2002 and 2001, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2002, 2001 and 2000 the Company paid NCMC fees and expenses totaling $21, $39 and $11, respectively.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered as investment options in certain of the Company's products. As of December 31, 2002, total GGI funds in the Company's products were $375,000. For the year ended December 31, 2002, GGI paid the Company $1,226 for the distribution and servicing of these funds.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(13) Contingencies

     On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint seeks to bring a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates, which plaintiff contends were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. On April 16, 2002, the Company and the other named defendants filed a motion for summary judgment on the individual claims of plaintiff Mercedes Castillo. On May 28, 2002, the Court denied plaintiffs' motion to add new persons as named plaintiffs, but granted Marcus Shore's request to withdraw as named plaintiff, so the action is now proceeding with Mercedes Castillo as the only named plaintiff. On November 4, 2002, the Court issued a decision granting the Company's and the other defendants' motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification is moot. Judgment for the Company was entered on November 15, 2002. On December 16, 2002, plaintiff Mercedes Castillo filed a notice of appeal from the Court's orders (a) granting the defendants' motion for summary judgment; and (b) denying plaintiff's motion for leave to amend the complaint to add three new named plaintiffs. The Company's responsive brief is due by April 23, 2003 and plaintiff's reply brief is due by May 12, 2003. The Company intends to defend this lawsuit vigorously.

     There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

(14) Segment Information

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments: Individual Annuity and Life Insurance.

     The Individual Annuity segment consists of individual The BEST of AMERICA and private label deferred variable annuity products, deferred fixed annuity products and income products. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Life Insurance segment consists of investment life products, including both individual variable life and COLI products, and universal life insurance. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the two product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments, hedging instruments and hedged items in the Corporate segment, but does not consider them part of operating income.

     The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2002, 2001 and 2000.


                                                                   Individual         Life
                                                                    Annuity        Insurance      Corporate         Total
         ======================================================================================================================
         2002:
         Net investment income                                   $    17,036      $   4,905     $   4,863        $   26,804
         Other operating revenue                                      36,222         17,655             -            53,877
         ----------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1                                 53,258         22,560         4,863            80,681
         ----------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                                             6,718          3,225             -             9,943
         Amortization of deferred policy acquisition costs            29,357          2,369             -            31,726
         Other benefits and expenses                                  12,463         11,166         1,270            24,899
         ----------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                               48,538         16,760         1,270            66,568
         ----------------------------------------------------------------------------------------------------------------------
         Operating income before federal income taxes 1                4,720          5,800         3,593            14,113
         Net realized losses on investments,
           hedging instruments and hedged items                            -              -       (10,842)          (10,842)
         ----------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal income taxes
           and cumulative effect of  adoption
           of accounting principles                              $     4,720      $   5,800     $  (7,249)        $   3,271
         ======================================================================================================================

         Assets as of year end                                   $ 6,536,931      $ 587,915     $ 445,233        $7,570,079
         ======================================================================================================================

         ---------
          1 Excludes net realized gains and losses on investments, hedging instruments and hedged items and cumulative effect of adoption of accounting principles.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued

                                                                   Individual         Life
                                                                    Annuity        Insurance      Corporate         Total
         ======================================================================================================================
         2001:
         Net investment income                                   $    11,864      $   4,310     $     706        $   16,880
         Other operating revenue                                      33,064         20,418             -            53,482
         ----------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1                                 44,928         24,728           706            70,362
         ----------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                                             2,027          3,087             -             5,114
         Amortization of deferred policy
            acquisition costs                                          9,833          1,424             -            11,257
         Other benefits and expenses                                  14,436         12,286           557            27,279
         ----------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                               26,296         16,797           557            43,650
         ----------------------------------------------------------------------------------------------------------------------
         Operating income before federal income taxes 1               18,632          7,931           149            26,712
         Net realized losses on investments,
            hedging instruments and hedged items                           -              -          (244)             (244)
         ----------------------------------------------------------------------------------------------------------------------
         Income (loss) before federal income taxes and
            cumulative effect of adoption of
            accounting principles                                $    18,632      $   7,931     $     (95)       $   26,468
         ======================================================================================================================

         Assets as of year end                                   $ 5,103,294      $ 631,201     $ 210,202        $5,944,697
         ======================================================================================================================

         2000:
         Net investment income                                   $     5,349      $   2,831     $   6,552        $   14,732
         Other operating revenue                                      35,650         22,568             -            58,218
         ----------------------------------------------------------------------------------------------------------------------
            Total operating revenue 1                                 40,999         25,399         6,552            72,950
         ----------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account values                                             8,078          3,019             -            11,097
         Amortization of deferred policy
            acquisition costs                                          9,189            704             -             9,893
         Other benefits and expenses                                  22,098         13,465             -            35,563
         ----------------------------------------------------------------------------------------------------------------------
            Total benefits and expenses                               39,365         17,188             -            56,553
         ----------------------------------------------------------------------------------------------------------------------
         Operating income before federal income taxes1                 1,634          8,211         6,552            16,397
         Net realized gains on investments,
            hedging instruments and hedged items                           -              -           842               842
         ----------------------------------------------------------------------------------------------------------------------
         Income before federal income taxes
           and   cumulative effect of adoption of
           accounting principles                                 $     1,634      $   8,211     $   7,394        $   17,239
         ======================================================================================================================
         Assets as of year end                                   $ 3,573,040      $ 548,240     $  52,954        $4,174,234
         ======================================================================================================================

         ----------

          1 Excludes net realized gains and losses on investments, hedging instruments and hedged items and cumulative effect of adoption of accounting principles.

          The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

PART C.    OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS


                      (a)  Financial Statements


                           Nationwide VA Separate Account-C:

                                 Independent Auditors' Report.


                                 Statement of Assets, Liabilities
                                 and Contract Owners' Equity as of
                                 December 31, 2002.

                                 Statements of Operations for the year ended
                                 December 31, 2002.

                                 Statements of Changes in Contract Owners'
                                 Equity for the years ended December 31, 2002 and 2001.


                                 Notes to Financial Statements.

                           Nationwide Life and Annuity Insurance Company:

                                 Independent Auditors' Report.


                                 Balance Sheets as of December 31, 2002
                                 and 2001.

                                 Statements of Income for the years ended
                                 December 31, 2002, 2001 and 2000.

                                 Statements of Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

                                 Statements of Cash Flows for the years ended
                                 December 31, 2002, 2001 and 2000.


                                 Notes to Financial Statements.

Item 24.      (b)  Exhibits
                               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (File No. 33-66496) and hereby incorporated by reference.

                               (2)    Not Applicable

                               (3) Underwriting or Distribution contracts between the Depositor and Principal Underwriter - Filed previously with Post-Effective Amendment No.8 (File No. 33-66496) and hereby incorporated by reference.

                               (4)    The form of the variable annuity contract
                                      - Filed previously with Registration
                                      Statement (File No. 33-66496) and hereby incorporated by reference.

                               (5)    Variable Annuity Application - Filed
                                      previously with Registration
                                      Statement (File No. 33-66496)
                                      and hereby incorporated by reference.

                               (6)    Articles of Incorporation of Depositor
                                      - Filed previously  with
                                      Registration Statement (File No. 33-66496) and hereby incorporated by reference.

                               (7)    Not Applicable

                               (8)    Not Applicable

                               (9) Opinion of Counsel - Filed previously with Registration Statement (Filed No. 33-66496) and hereby incorporated by reference.

                               (10)   Not Applicable

                               (11)   Not Applicable

                               (12)   Not Applicable


                               (13)   Performance Advertising Calculation
                                      Schedule - Attached hereto.

Item 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    W.G. Jurgensen, Director, Chairman of the Board and Chief
                         Executive Officer
                    Joseph J. Gasper, Director, President and Chief Operating
                         Officer
                    Patricia R. Hatler, Executive Vice President, General
                         Counsel and Secretary
                    Richard D. Headley, Executive Vice President
                    Donna A. James, Executive Vice President-Chief
                          Administrative Officer
                    Michael C. Keller, Executive Vice President-Chief
                         Information Officer
                    Douglas C. Robinette, Executive Vice President-Corporate
                         Strategy
                    Robert A. Rosholt, Executive Vice President-Finance and
                         Investments
                    John R. Cook, Jr., Senior Vice President-Chief
                         Communications Officer
                    David A. Diamond, Senior Vice President-Corporate Strategy Philip C. Gath, Senior Vice President-Chief
                          Actuary-Nationwide Financial
                    David K. Hollingsworth, Senior Vice
                         President-President-Nationwide Insurance Sales
                    David R. Jahn, Senior Vice President-Product Management Richard A. Karas, Senior Vice President-Sales-Financial
                         Services
                    Gregory S. Lashutka, Senior Vice President-Corporate
                         Relations
                    Gary D. McMahan, Senior Vice President
                    Michael D. Miller, Senior Vice President-NI Finance
                    Brian W. Nocco, Senior Vice President and Treasurer
                    Mark D. Phelan, Senior Vice President-Technology and
                         Operations
                    Kathleen D. Ricord, Senior Vice President-Marketing and
                         Strategy
                    John S. Skubik, Senior Vice President-Consumer Finance Mark R. Thresher, Senior Vice President-Chief Financial
                         Officer
                    Richard M. Waggoner, Senior Vice President-Operations Susan A. Wolken, Senior Vice President-Product Management
                         and Nationwide Financial Marketing
                    James G. Brocksmith, Jr., Director
                    Henry S. Holloway, Director
                    James F. Patterson, Director
                    Gerald D. Prothro, Director
                    Joseph A. Alutto, Director
                    Donald L. McWhorter, Director
                    Arden L. Shisler, Director Alex Shumate, Director
                    Lydia M. Marshall, Director
                    David O. Miller, Director

                    The business address of the Directors and Officers of the Depositor is:
                    One Nationwide Plaza
                    Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

             *Subsidiaries for which separate financial statements are filed
            **Subsidiaries included in the respective consolidated financial statements
           ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
          ****Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                            Registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                            This company is registered as a
                                                                                broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company       Pennsylvania                            The company is registered as a
                                                                                broker-dealer and investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                           Established to grant proper licensing to
  Massachusetts                                                                 Provident Mutual Companies in
                                                                                Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas        Texas                                   Established to grant proper licensing to
                                                                                Provident Mutual Companies in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Companies, Inc. (The)          Texas                                   This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Company (The)                  Texas                                   The corporation is a third-party administrator
                                                                                providing record keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                   The corporation is an investment advisor registered
                                                                                with the Securities and Exchange Commission
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.      Texas                                   The corporation is a broker-dealer
                                                                                registered with the National Association
                                                                                of Securities Dealers, a self-regulatory
                                                                                body of the Securities and Exchange
                                                                                Commission
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency of Ohio, Inc.        Ohio                                    The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Affiliate Agency, Inc.                Delaware                                The corporation is an insurance agency marketing
                                                                                life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance Ltd.                 Turks & Caicos                          The corporation is a captive reinsurer.
                                        Islands
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                    The corporation is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                    The corporation provides general printing services
                                                                                to its affiliated companies as well as to
                                                                                unaffiliated companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General  Agency Company        Iowa                                    The corporation acts as a managing general agent and
                                                                                surplus lines broker for property and casualty
                                                                                insurance products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                    The corporation engages in the direct Company
                                                                                marketing of property and casualty insurance
                                                                                products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                    The corporation is a property and casualty insurance
                                                                                holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                    The corporation underwrites general property and
  Insurance Company                                                             casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                   The corporation acts as a managing general agent to
                                                                                place personal and commercial automobile insurance
                                                                                with CCMIC for the independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                    The corporation engages in promoting, extending, and
                                                                                strengthening cooperative insurance organizations
                                                                                throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO  Insurance Company               Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                 The corporation is an underwriting manager for ocean
                                                                                cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings, plc        England and Wales                       The corporation is a holding company of a group
                                                                                engaged in the management of pension fund assets,
                                                                                unit trusts and other collective investment schemes,
                                                                                investment trusts and portfolios for corporate
                                                                                clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     England                                 To market insurance products and to carry on
                                                                                business in the fields of life, pension, house,
                                                                                motor, marine, fire, employers' liability, accident
                                                                                and other insurance; to act as insurance brokers and
                                                                                consultants and as agents for effecting insurance
                                                                                and obtaining policies in respect of all and every
                                                                                kind of risk and against death, injury or loss
                                                                                arising out of, or through, or in connection with
                                                                                any accidents and against loss or damage to real or
                                                                                personal property.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                              The corporation is a small captive insurance
                                                                                brokerage firm serving principally, but not
                                                                                exclusively, the "traditional" agent producers of
                                                                                CalFarm Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                              The corporation assists agents and affiliated
                                                                                companies in account completion for marketing
                                                                                CalFarm Products.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Calfarm Insurance Company             California                              The corporation is a California-based multi-line
                                                                                insurance corporation that writes agricultural,
                                                                                commercial, personal and individual health coverages
                                                                                and benefits from the sponsorship of the California
                                                                                Farm Bureau.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Holding, Inc.                 Delaware                                This company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Coda Capital Management, LLC          Pennsylvania                            The company is a convertible bond manager.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual                Texas                                   The corporation underwrites non-standard automobile
  Insurance Company                                                             and motorcycle insurance and various other
                                                                                commercial liability coverage in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                                The corporation is an insurance agency that sells
                                                                                and services commercial insurance. The corporation
                                                                                also provides loss control and compliance consulting
                                                                                services and audit, compilation, and tax preparation
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                                The purpose of the corporation is to create a
                                                                                captive distribution network through which
                                                                                affiliates can sell multi-manager investment
                                                                                products, insurance products and sophisticated
                                                                                estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited             England & Wales                         The corporation is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.                      Luxembourg                              The purpose of this company is to carry out, on its
                                                                                own behalf or on behalf of third parties, any
                                                                                insurance business including coinsurance,
                                                                                reinsurance relating to human life, whether
                                                                                undertaken in Luxembourg or abroad, all real estate
                                                                                business and all business relating to movable
                                                                                assets, all financial business, and other business
                                                                                related directly to the company's objectives which
                                                                                would promote or facilitate the realization of the
                                                                                company's objective.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                                This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                    The corporation underwrites general property and
                                                                                casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Dinamica Participacoes SA             Brazil                                  The company participates in other companies related
                                                                                to the registrant's international operations.

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                              The purpose of the company is to sell property and
                                                                                casualty insurance products including, but not
                                                                                limited to, automobile or other vehicle insurance
                                                                                and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                   To sell property and casualty insurance products
  LLC                                                                           including, but not limited to, automobile or other
                                                                                vehicle insurance and homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency                  California                              The Company places pet insurance business written by
                                                                                Vetrinary Pet Insurance Company outside of
                                                                                California with National Casualty Company
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                    The corporation is an insurance agency that
                                                                                places business not written by the Farmland
                                                                                Insurance Companies with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England & Wales                         Currently inactive
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                 The corporation is an insurance agency marketing
  Agency of Alabama, Inc.                                                       life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                    The corporation is an insurance agency marketing
  Agency of Ohio, Inc.                                                          life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Oklahoma                                The corporation is an insurance agency marketing
  Agency of Oklahoma, Inc.                                                      life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                   The corporation is an insurance agency marketing
  Agency of Texas, Inc.                                                         life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Securities         Oklahoma                                The corporation is a limited broker-dealer doing
  Corporation                                                                   business solely in the financial institutions
                                                                                market.
------------------------------------------------------------------------------------------------------------------------------------
  Florida Records Administrator, Inc.   Florida                                 The corporation administers the deferred
                                                                                compensation plan for the public employees of the
                                                                                State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  G.I.L. Nominees Limited               England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England & Wales                         The company is engaged as a general partner in a
                                                                                limited partnership formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act of 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Asset Management, Inc.       Delaware                                The company serves as a registered investment
                                                                                advisor/performing equity investment functions.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management Limited   England & Wales                         The company is engaged in investment management and
                                                                                advisory services to business, institutional and
                                                                                private investors.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services, Inc.  Delaware                                The corporation is a limited broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers, LLC       Delaware                                This is a limited liability company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey,                                 The company is engaged in investment administration
  International Limited                 Channel Islands                         and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited        England & Wales                         The company is engaged in authorized unit trust
                                                                                management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management,     Delaware                                This company operates as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                                The company acts as a holding company for the
  Management Trust                                                              Gartmore Group and as a registered investment
                                                                                advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.     Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners              Delaware                                The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery Fund    England & Wales                         The company is a general partner in two limited
  (G.P.) Limited                                                                partnerships formed to invest in unlisted
                                                                                securities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited           England & Wales                         The company is engaged in investment management and
                                                                                advisory services to pension funds, unit trusts and
                                                                                other collective investment schemes, investment
                                                                                trusts and portfolios for corporate or other
                                                                                institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment                   England & Wales                         The company is an investment holding company and
  Management plc                                                                provides services to other companies within the
                                                                                Gartmore Group.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                 The company is engaged in marketing support.
  GmbH
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England                                 The company isengaged in investment holding.
  Limited
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                    The corporation provides transfer and dividend
                                                                                disbursing agent services to various mutual fund
                                                                                entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited                Japan                                   The company is engaged in the business of
                                                                                investment management.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley and Associates,       Oregon                                  The corporation brokers or places book value
  Inc.                                                                          maintenance agreements (wrap contracts) and
                                                                                guaranteed I contracts (GICs) for collective
                                                                                investment trusts and accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital               Oregon                                  The corporation is an investment advisor and stable
  Management, Inc.                                                              value money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial             Oregon                                  The corporation is a holding company.
  Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital          Delaware                                The trust acts as a registered investment advisor.
  Trust
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England & Wales                         The company is dormant within the meaning of Section
                                                                                249AA of the Companies Act 1985 (English Law).
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees             England & Wales                         The company is the trustee of the Gartmore
  Limited                                                                       Pension Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview LLC                Delaware                                The company provides customized solutions, in the
                                                                                form of expert advise and investment management
                                                                                services, to a limited number of institutional
                                                                                investors, through construction of hedge fund and
                                                                                alternative asset portfolios and their integration
                                                                                into the entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                                The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Secretaries (Jersey) Ltd.    Jersey, Channel                         The company acts as a nominee. The company is
                                        Islands                                 dormant.
------------------------------------------------------------------------------------------------------------------------------------

  Gartmore Securities Limited           England & Wales                         The company is engaged in investment holding and is
                                                                                a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                  The corporation is an Oregon state bank with trust
                                                                                power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited                 England & Wales                         The company is a joint partner in Gartmore Global
                                                                                Partners.
------------------------------------------------------------------------------------------------------------------------------------

  Gates, McDonald & Company             Ohio                                    The company provides services to employers for
                                                                                managing worker's and unemployment compensation
                                                                                matters and employee benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                  The corporation provides self-insurance
  Nevada                                                                        administration, claims examining and data processing
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                                The corporation provides worker's
  York, Inc.                                                                    compensation/self-insured claims administration
                                                                                services to employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------

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


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus, Inc.       Ohio                                    The corporation provides medical management and cost
                                                                                containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                                The company is a passive investment holder in
                                                                                Newhouse Special Situations Fund I, LLC for the
                                                                                purpose of allocation of earnings to Gartmore
                                                                                management team as it relates to the ownership and
                                                                                management of Newhouse Special Situations Fund I,
                                                                                LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                                This company holds insurance licenses in numerous
                                                                                states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                    The corporation is an insurance agency and provides
                                                                                commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Landmark Financial Services of New    New York                                The corporation is an insurance agency marketing
  York, Inc.                                                                    life insurance and annuity products through
                                                                                financial institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                   The corporation acts as general agent to market
                                                                                non-standard automobile and motorcycle insurance for
                                                                                Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Fund                    Delaware                                This is an open-end diversified management company
                                                                                that serves as an investment medium for the variable
                                                                                life policies and variable annuity of NLICA and
                                                                                NLAICA.
------------------------------------------------------------------------------------------------------------------------------------
  Market Street Investment Management   Pennsylvania                            This is an inactive company.
  Company
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                           The corporation provides third-party administration
                                                                                services for workers compensation, automobile injury
                                                                                and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
**National Casualty Company             Wisconsin                               The corporation underwrites various property and
                                                                                casualty coverage, as well as individual and group
                                                                                accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                 This company is currently inactive.
  America, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                    The corporation administers deferred compensation
  Inc.                                                                          plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                    The company is engaged in making Company (name
                                                                                change) residential (1-4 family) mortgage loans.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                  It is a shell insurer with no active policies or
  Company of America                                                            liabilities.
------------------------------------------------------------------------------------------------------------------------------------

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


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                    The company invests in affordable multi- family
  LLC                                                                           housing projects throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.               Ohio                                    The corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                    The corporation provides property and casualty
  Company                                                                       insurance primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC                 Ohio                                    The purpose of this company is to develop Nationwide
                                                                                Arena and to engage in related Arena district
                                                                                development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England & Wales                         This company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                               The corporation underwrites non-standard auto and
                                                                                motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                    This is a holding company that funds/owns commercial
                                                                                mortgage loans for an interim basis, hedges the
                                                                                loans during the ownership period, and then sells
                                                                                the loans as part of a securitization to generate a
                                                                                profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                    The corporation buys and sells investment securities
  Company                                                                       of a short-term nature as agent for other
                                                                                corporations, foundations, and insurance company
                                                                                separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                    The company hold investments in low-income housing
  Corporation, LLC                                                              funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                    The corporation acts primarily as a holding company
                                                                                for entities affiliated with NMIC and NMFIC.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                    The corporation acts as an administrator of
  Company                                                                       structured settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                                The corporation engages in the business of an
  Distributors Agency, Inc.                                                     insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                              The corporation engages in the business of an
  Distributors Agency, Inc. of New                                              insurance agency.
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                           The corporation engages in the business of an
  Distributors Insurance Agency, Inc.                                           insurance agency.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                 The corporation is a long-term insurer that issues
  (Bermuda) Ltd.                                                                variable annuity and variable life products to
                                                                                persons outside the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------

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


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust                                                                 certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                                The Trust's sole purpose is to issue and sell
  Capital Trust II                                                              certain securities representing individual
                                                                                beneficial interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services, Inc.   Delaware                                The corporation acts primarily as a holding company
                                                                                for companies within the Nationwide organization
                                                                                that offer or distribute long-term savings and
                                                                                retirement products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation                 Ohio                                    The corporation contributes to non-profit activities
                                                                                and projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General                    Ohio                                    The corporation transacts a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                    The company acts as a support company for Nationwide
                                                                                Global Holdings, Inc., in its international
                                                                                capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                              This company is formed to issue shares of mutual
                                                                                funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Ohio                                    The corporation is a holding company for
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.      Luxembourg                              It serves as an extension of Nationwide Global
  Luxembourg Branch                                                             Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                  The company acts as a holding company.
  Brazil Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Japan, Inc.         Delaware                                The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Limited             Hong Kong                               The corporation is a holding company for Asian
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Health Plans, Inc.         Ohio                                    The corporation operates as a Health Insurance
                                                                                Corporation (HIC).
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Holdings, SA               Brazil                                  The purpose of the company is to participate in
                                                                                other companies related to the registrant's
                                                                                international operations.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Home Mortgage              Ohio                                    This corporation performs the marketing function for
  Distributors, Inc.                                                            Nationwide Advantage Mortgage Company.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Indemnity Company          Ohio                                    Acts as a reinsurer by assuming business from NMIC
                                                                                and other insurers within the Nationwide Insurance
                                                                                organization.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company          Wisconsin                               The corporation is an independent agency personal
  of America                                                                    lines underwriter of property/casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                    The corporation transacts general insurance business
  Florida                                                                       except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                    The company provides administrative services for the
  LLC                                                                           product sales and distribution channels of
                                                                                Nationwide Mutual Insurance Company and its
                                                                                affiliated and subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                              The corporation is a special risk, excess and
  Underwriters, Inc.                                                            surplus lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment                 Oklahoma                                It is a limited broker-dealer company doing business
  Services Corporation                                                          in the deferred compensation market and acts as an
                                                                                investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity           Ohio                                    The corporation engages in underwriting
  Insurance Company                                                             life insurance and granting, purchasing,
                                                                                and disposing of annuities.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life and Annuity           Delaware                                The company insures against personal injury,
  Company of America                                                            disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Assurance             Thailand                                The company acts as a holding company.
  Company, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
 *Nationwide Life Insurance Company     Pennsylvania                            The company insures against personal injury,
  of America                                                                    disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                                The company insures against personal injury,
  of Delaware                                                                   disablement or death resulting from traveling or
                                                                                general accidents and against disablement resulting
                                                                                from sickness and every insurance appertaining
                                                                                thereto.
------------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance             Ohio                                    This corporation provides individual life, group
  Company                                                                       life and health insurance, fixed and variable
                                                                                annuity products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                   The corporation markets commercial property
                                                                                insurance in Texas.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management System,         Ohio                                    The corporation offers a preferred provider
  Inc.                                                                          organization and other related products and
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Martima Vida               Brazil                                  To operate as a licensed insurance company in the
  Previdencia S.A.                                                              categories of Life and Unrestricted Private Pension
                                                                                Plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mortgage Holdings,         Ohio                                    The corporation acts as a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire                Ohio                                    The company engages in a general insurance and
  Insurance Company                                                             reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                    The company engages in general insurance and
  Company                                                                       reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                    The company is engaged in the business of
                                                                                developing, owning and operating real estate and
                                                                                real estate investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                    The corporation engages in a general insurance
  Insurance Company                                                             business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                                This is an inactive company.
  Inc
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                            This is a holding company for non-insurance
  Company                                                                       subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Plan            Ohio                                    The corporation is an insurance agency providing
  Services, Inc.                                                                individual and group life, disability and health
                                                                                insurance and marketing retirement plan
                                                                                administration and investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                                The corporation markets and administers deferred
  Inc.                                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                 The corporation provides retirement
  Inc. of Alabama                                                               products, marketing/education and
                                                                                administration to public employees and
                                                                                educators.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                 The corporation markets and administers deferred
  Inc. of Arizona.                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                                The corporation markets and administers deferred
  Inc. of Arkansas                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                 The corporation markets and administers deferred
  Inc. of Montana                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                  The corporation markets and administers deferred
  Inc. of Nevada                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                              The corporation markets and administers
  Inc. of New Mexico                                                            deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                    The corporation provides retirement products,
  Inc. of Ohio                                                                  marketing/education and administration to public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                                The corporation markets and administers
  Inc. of Oklahoma                                                              deferred compensation plans for public
                                                                                employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                            The corporation markets and administers deferred
  Inc. of South Dakota                                                          compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                   The corporation markets and administers deferred
  Inc. of Texas                                                                 compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                 The corporation markets and administers deferred
  Inc. of Wyoming                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                           The corporation markets and administers deferred
  Insurance Agency, Inc.                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.           Ohio                                    The corporation is a registered broker-dealer and
                                                                                provides investment management and administrative
                                                                                services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                    The company performs shared services functions for
  LLC                                                                           the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Zo.o          Poland                                  The corporation provides services to Nationwide
                                                                                Global Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Strategic Investment       Ohio                                    The company acts as a private equity fund investing
  Fund, LLC                                                                     in companies for investment purposes and to create
                                                                                strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                  The corporation is authorized to engage in the
  na Zycie S.A.                                                                 business of life insurance and pension products in
                                                                                Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB                                                 This is a federal savings bank chartered by the
                                                                                Office of Thrift Supervision in the United States
                                                                                Department of the Treasury to exercise custody and
                                                                                fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Asset Management        England & Wales                         The company acts as a holding company.
  Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company,        England & Wales                         The company acts as a holding company.
  Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC        Delaware                                The company invests in financial services companies
                                                                                that specialize in e-commerce and promote
                                                                                distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund,     Delaware                                The company plans to own and manage Contributed
  LLC                                                                           Securities and to achieve long - term capital
                                                                                appreciation from the Contributed Securities and
                                                                                through investments in a portfolio of other equity
                                                                                investments in financial service by the Company to
                                                                                be undervalued.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                                The corporation acts primarily as a holding company
                                                                                for Nationwide Financial Services, Inc. distribution
                                                                                companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Inc.                Bermuda                                 The corporation buys and sells investment securities
  (new company Jul 02)                                                          for its own account in order to enhance the
                                                                                investment returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg, S, A.                 Luxembourg                              The company acts primarily as a holding company for
                                                                                Nationwide Global Holdings, Inc. European
                                                                                operations.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands, B.V.                 Netherlands                             The company acts as a holding company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.                          United Kingdom                          The company functions as a support company for other
                                                                                Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital, LLC              Delaware                                The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife                           Luxembourg                              This Luxembourg-based life insurance company
                                                                                provides individual life insurance primarily in the
                                                                                United Kingdom, Belgium and France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                               The corporation provides pension plan administration
                                                                                and record keeping services and pension plan
                                                                                compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                    This corporation is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                                The company serves as a general partner in certain
                                                                                real estate limited partnerships invested in by
                                                                                NLICA.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                                This is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.          Bermuda                                 The company will write first dollar insurance
                                                                                policies in the following lines of insurance:
                                                                                workers compensation, general liability and
                                                                                automobile liability for its affiliates in the
                                                                                United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                            This is an inactive company.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview Agency                      Texas                                   The corporation is an insurance agency licensed with
                                                                                the Texas Department of Insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                                This company is an investment advisor and a
                                                                                broker/dealer.
------------------------------------------------------------------------------------------------------------------------------------
  SBSC Ltd. (Thailand)                  Thailand                                This company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                    The corporation engages in a general insurance
                                                                                business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                    The corporation primarily provides excess and
                                                                                surplus lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines              Arizona                                 The corporation provides excess and surplus lines
  Insurance Company                                                             coverage on a non-admitted basis.

------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                                The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corp.            Delaware                                The company once used to customize and sell IMACS,
                                                                                NLICA (fka Provident Mutual Life Insurance) direct
                                                                                response administration system.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          STATE/COUNTRY OF       NO. VOTING     PRINCIPAL BUSINESS
COMPANY                                     ORGANIZATION      SECURITIES (SEE
                                                               ATTACHED CHART
                                                                   UNLESS
                                                                 OTHERWISE
                                                                 INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Insurance Services                California                              The corporation markets and administers executive
  Corporation                                                                   benefit plans.
------------------------------------------------------------------------------------------------------------------------------------
  Vertboise, SA                         Luxembourg                              The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company      California                              This company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.         California                              This corporation acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Villanova Securities, LLC             Delaware                                The purpose of the company is to provide brokerage
                                                                                services for block mutual fund trading for both
                                                                                affiliated and non-affiliated investment advisors
                                                                                and perform block mutual fund trading directly with
                                                                                fund companies.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                              The company operates as a nationwide pet registry
                                                                                service for holders of Veterinary Pet Insurance
                                                                                policies, including pet idemnification and last
                                                                                pet recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                            This company provided administrative services to
  Services, Inc.                                                                NLACA.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                 The corporation underwrites excess and surplus lines
  Company                                                                       of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      (formerly, Nationwide Fidelity                                  Account
      Advisor Variable Account)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-14                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-6                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------


                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      |
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  1,000,000 |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-99.9%           |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
                     |                 |                                           |
                     |                 |   --------------------------------        |   -------------------------------
                     |                 |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
        ----------------------------   |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
        |        NATIONWIDE        |   |   |            (SIC)             |        |   |                             |
        | HEALTH PLANS, INC. (NHP) |   |   |                              |        |   | Common Stock:  50,000       |
        |                          |   |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |___| Common Stock: 100 Shares |   |   | ------------- Shares         |        |   |                             |
    |   | -------------            |   |   |                              |        |   |                             |
    |   |                          |   |   | Casualty-100%                |        |   | Casualty-100%               |
    |   | Casualty-100%            |   |   |         (See Page 2)         |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |   --------------------------------        |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |   |            ALLIED            |        |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |   |          GROUP, INC.         |        |   |        (NW INDEMNITY)       |
    |   |                          |   |   |            (AGI)             |        |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |   |                              |        |___| -------------  Shares       |
    |   | -------------            |   |___| Common Stock: 850 Shares     |        |   |                             |
    |   |                          |   |   | -------------                |        |   |                             |
    |   | NHP-100%                 |   |   |                              |        |   | Casualty-100%               |
    |   ----------------------------   |   | Casualty-100%                |        |   -------------------------------
    |                                  |   |         (See Page 2)         |        |
    |   ----------------------------   |   --------------------------------        |   -------------------------------
    |   |        NATIONWIDE        |   |                                           |   |           LONE STAR         |
    |   |       AGENCY, INC.       |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |___| Common Stock: 100 Shares |   |   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
        | -------------            |   |   |                              |        |___| -------------  Shares       |
        |                          |   |___| Common Stock: 963            |        |   |                             |
        | NHP-99%                  |   |   | ------------- Shares         |        |   |                             |
        ----------------------------   |   |                              |        |   | Casualty-100%               |
                                       |   | Casualty-23.88%              |        |   -------------------------------
        ----------------------------   |   --------------------------------        |                 ||
        |   NATIONWIDE AFFINITY    |   |                                           |                 ||
        |    INSURANCE COMPANY     |   |   --------------------------------        |   -------------------------------
        |        OF AMERICA        |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
        |                          |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
        | Common Stock: 500,000    |   |   |                              |        |   |            COMPANY          |
        | ------------- Shares     |   |___| Mutual-5%                    |        |   |                             |
        |                          |   |   |                              |        |   | Surplus Debentures:         |
        | Casualty-100%            |   |   | NW Indemnity-95%             |        |   | -------------------         |
        ----------------------------   |   |                              |        |   |                             |
                                       |   --------------------------------        |   | Assurance                   |
        ----------------------------   |                                           |   | Lone Star                   |
        |     NEWHOUSE CAPITAL     |   |   --------------------------------        |   |                             |
        |      PARTNERS, LLC       |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
        |                          |   |   |      COMPANY OF FLORIDA      |        |
        | Casualty-70%             |___|   |                              |        |   -------------------------------
        |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
        | GGAMI-19%                |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
        |                          |   |   |                              |        |   |                             |
        | Fire-10%                 |   |   | Casualty-100%                |        |   | Single Member Limited       |
        ----------------------------   |   |                              |        |---| Liability Company           |
                                       |   --------------------------------        |   |                             |
        ----------------------------   |                                           |   | Casualty-100%               |
        |                          |   |                                           |   |                             |
        |                          |   |                                           |   -------------------------------
        |    NATIONWIDE LLOYDS     |   |                                           |
        |                          |===|                                           |   -------------------------------
        |      A TEXAS LLOYDS      |                                               |   |       AMERICAN MARINE       |
        |                          |                                               |   |      UNDERWRITERS, INC.     |
        |                          |                                               |   |                             |
        ----------------------------                                               |   | Common Stock:  20 Shares    |
                                                                                   |___| -------------               |
                                                                                       |                             |
                                                                                       | Casualty-100%               |
                                                                                       |                             |
                                                                                       -------------------------------

                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
==|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
  |                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |_______________________________________________________________________________________________
                                                                                  |                    |               |
_______________________________________________________________________________   |                    |               |
                         |                                       |            |   |                    |               |
                         |   --------------------------------    |   --------------------------------  |  ------------------------
                         |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                      |
                         |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION      |
                         |   |                              |    |   | Common Stock:     Control    |  |  |   ALTERNATIVES, LTD. |
                         |   |                              |    |   | -------------     -------    |  |  |                      |
                         |___| Common Stock:  100 Shares    |    |   | 13,642,432        100%       |  |  |                      |
                         |   | -------------                |    |   |                              |  |  |                      |
                         |   |                              |    |   |          Shares              |  |  | Fire-100%            |
                         |   |                              |    |   |          ------              |  |  |                      |
                         |   | Casualty-100%                |    |   | Casualty 12,992,922          |  |  ------------------------
                         |   --------------------------------    |   | Fire        649,510          |  |
                         |                                       |   |                              |  |
                         |   --------------------------------    |   |             (See Page 3)     |  |
                         |   |                              |    |   --------------------------------  |
                         |   |                              |    |                                     |
                         |   |          NATIONWIDE          |    |   --------------------------------  |
                         |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                         |---|                              |    |   | Common Stock:  12,248 Shares |  |
                         |   |                              |    |   | -------------                |  |
                         |   |                              |    |   |                              |  |
                         |   | Casualty-90%                 |    |   | Casualty-16.2%               |  |
                         |   |                              |    |___| Fire-16.2%                   |---
                         |   --------------------------------    |   | Preferred Stock: 1,466 Shares|
                         |                                       |   | ----------------             |
                         |   --------------------------------    |   |                              |
                         |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |
                         |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                         |   |            (NISC)            |    |   --------------------------------
                         |   |                              |    |
                         |---|     Single Member Limited    |__  |   --------------------------------
                         |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                         |   |                              | |  |   |         UNDERWRITERS         |
                         |   | Casualty-100%                | |  |   |                              |
                         |   -------------------------------- |  |   | Common Stock:  1,000         |
                         |                   |                |  |___| -------------  Shares        |
                         |                   |                |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |           INSURANCE          | |  |   | Casualty-100%                |
                         |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                         |   |                              | |  |
                         |   | Common Stock: 1,615          | |  |   --------------------------------
                         |   | ------------- Shares         | |  |   |       CALFARM INSURANCE      |
                         |   |                              | |  |   |            COMPANY           |
                         |   |                              | |  |   |                              |
                         |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                         |   -------------------------------- |  |___| -------------  Shares        |
                         |                                    |  |   |                              |
                         |   -------------------------------- |  |   |                              |
                         |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                         |   |          AGENCY LLC          | |  |   --------------------------------
                         |   |                              | |  |
                         |   |     Single Member Limited    | |  |   --------------------------------
                         |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                         |   |                              |    |   |        INVESTORS, LTD        |
                         |   | NISC-100%                    |    |   |                              |
                         |   |                              |    |   | Casualty-95%                 |
                         |   --------------------------------    |---|                              |
                         |                                       |   | NW Indemnity-5%              |
                         |   --------------------------------    |   |                              |
                         |   |      DISCOVER INSURANCE      |    |   --------------------------------
                         |   |          AGENCY OF           |    |
                         |   |          TEXAS, LLC          |    |   --------------------------------
                         |   |                              |    |   |     NATIONWIDE STRATEGIC     |
                         |---|     Single Member Limited    |    |   |     INVESTMENT FUND, LLC     |
                         |---|       Liability Company      |    |   |                              |
                             |                              |    |---|     Single Member Limited    |
                             |                              |    |   |       Liability Company      |
                             --------------------------------        |                              |
                                                                     | Casualty-100%                |
                                                                     |                              |
                                                                     --------------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------
















                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|                          |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                                    |                             |
                                    |                             |
                                    |                             |
     ----------------------------   |               ----------------------------
     |   NATIONWIDE MORTGAGE    |   |               |            AMCO          |
     |      HOLDINGS INC.       |   |               |     INSURANCE COMPANY    |
     |          (NMH)           |   |               |           (AMCO)         |
  ___|                          |___|            ___|                          |
 |   | AGI-100%                 |               |   | Common Stock:  300,000   |
 |   |                          |               |   | -------------  Shares    |
 |   |                          |               |   |                          |
 |   ----------------------------               |   | AGI-100%                 |
 |                                              |   ----------------------------
 |   ----------------------------               |
 |   |     NATIONWIDE HOME      |               |   ----------------------------
 |   |  MORTGAGE DISTRIBUTORS   |               |   |          ALLIED          |
 |   |           INC.           |               |   |      GENERAL AGENCY      |
 |___|                          |               |   |         COMPANY          |
 |   | NMHI-100%                |               |___|                          |
 |   |                          |               |   | Common Stock:  5,000     |
 |   |                          |               |   | -------------  Shares    |
 |   ----------------------------               |   |                          |
 |                                              |   | AMCO-100%                |
 |   ----------------------------               |   ----------------------------
 |   |        NATIONWIDE        |               |
 |   |    ADVANTAGE MORTGAGE    |               |   ----------------------------
 |   |      COMPANY (NAMC)      |               |   |                          |
 |___|                          |               |   |       ALLIED TEXAS       |
     | Common Stock:  54,348    |               |   |       AGENCY, INC.       |
     | -------------  Shares    |               |___|                          |
     |                          |               |   |                          |
     | NMHI-89.75%              |               |   | AMCO-100%                |
     ----------------------------               |   |                          |
                   |                            |   |                          |
                   |                            |   ----------------------------
     ----------------------------               |
     |           AGMC           |               |   ----------------------------   ----------------------------
     |      REINSURANCE, LTD.   |               |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
     |                          |               |   |           AGENCY         |   |       SERVICES, INC.     |
     | Common Stock:  11,000    |               |   |                          |   |                          |
     | -------------  Shares    |               |___| Common Stock:  1,000     |___| Common Stock:  100       |
     |                          |                   | -------------  Shares    |   | -------------  Shares    |
     | NAMC-100%                |                   |                          |   |                          |
     ----------------------------                   | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  1,695,985 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |               | SIC-5.1%                 |
                                    |   ----------------------------           |___|                          |
                                    |                                          |   | Preferred-A    403,226   |
                                    |   ----------------------------           |   | -----------    Shares    |
                                    |   |         WESTERN          |           |   |                          |
                                    |   |    HERITAGE INSURANCE    |           |   | SIC-100%                 |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |   | Preferred-B    250,596   |
                                        | Common Stock:  4,776,076 |           |   | -----------    Shares    |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   | SIC-96.5%                |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |      VETERINARY PET      |
                                                                               |   |       INSURANCE CO.      |
                                                                               |   |                          |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2003

________________________________________________________________________________
|                   |
|                   |
|                   |
|   ---------------------------------       ---------------------------------
|   |    NATIONWIDE TOWARZYSTWO     |       |  NATIONWIDE GLOBAL HOLDINGS,  |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |     INC.-LUXEMBOURG BRANCH    |
|   |                               |       |             (BRANCH)          |
|   |Common Stock: 1,952,000 Shares |       |                               |___
|   |------------                   |       |                               |
|   |                               |       |                               |
|   |NGH-100%                       |       | Endowment Capital-            |
|   ---------------------------------       ---------------------------------
|                                                           |
|   ---------------------------------       ---------------------------------
|   |                               |       |                               |
|   |          NATIONWIDE           |       |     NGH LUXEMBOURG S.A.       |
|   |      FINANCIAL SP. Z O.O.     |       |          (LUX SA)             |
|___|                               |       |Common Stock:      5,894 Shares|
|   |Common Stock: 40,950 Shares    |    ___|------------                   |___
|   |------------                   |   |   |                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-100%                       |   |   |BRANCH-99.98%                  |
|   ---------------------------------   |   ---------------------------------
|                                       |
|   ---------------------------------   |   ---------------------------------
|   |      SIAM AR-NA-KHET          |   |   |         NGH UK, LTD.          |
|   |     COMPANY LTD. (SIAM)       |   |   |                               |
|---|                               |   |   |                               |
|   |                               |   |___|                               |
|   |                               |   |   |                               |
|   |                               |   |   |                               |
|   |NGH-48.99%                     |   |   |                               |
|   ---------------------------------   |   |LUX SA-100%                    |
|                   |                   |   ---------------------------------
|                   |                   |
|                   |                   |
|   ---------------------------------   |
|   |  NATIONWIDE LIFE ASSURANCE    |   |   ---------------------------------
|   |        COMPANY, LTD.          |   |   |   NATIONWIDE GLOBAL HOLDINGS  |
|   |                               |   |   |   -NGH BRASIL PARTICIPACOES,  |
|   |                               |   |   |       LTDA (NGH BRASIL)       |
|   |NGH-24.3%                      |   |___|                               |
|   |SIAM-37.7%                     |   |   |        Shares                 |
|   ---------------------------------   |   |        ------                 |
|                                       |   |LUX SA 6,164,899               |
|                                       |   |NGH    1                       |
|                                       |   ---------------------------------
|   --------------------------------|   |                   |
|   |     SBSC LTD (THAILAND)       |   |                   |
|   |Common Stock:           24,500 |   |   ---------------------------------
|   |------------                   |   |   |    NATIONWIDE MARTIMA VIDA e  |
|   |Shares                         |   |   |       PREVIDENCIA SA          |
|---|                               |   |   |                               |
    |NGH-.01%                       |   |   |Common Stock: 134,822,225      |
    |                               |   |   |------------  Shares           |
    |SIAM-48.98%                    |   |   |                               |
    ---------------------------------   |   |                               |
                                        |   |DPSA-86.4%                     |
                                        |   ---------------------------------
    ---------------------------------   |                   |
    |     PANEUROLIFE (PEL)         |   |   ---------------------------------
    |                               |   |   |   CLARIENT LIFE INSURANCE     |
    |Common Stock:  1,300,000 Shares|   |___|                               |
    |------------                   |___|   |Common Stock: 65,000 Shares    |
    |                               |   |   |------------                   |
    |                               |   |   |                    Shares     |
    |LUX SA-100%                    |   |   |                    ------     |
    |LUF                            |   |   |LUX SA-100%         64,999     |
    ---------------------------------   |   |NGH                      1     |
                  |                     |   ---------------------------------
                  |                     |                   |
    ---------------------------------   |   ---------------------------------
    |      VERTBOIS, SA             |   |___|                               |
    |                               |       |                               |
    |                               |       |       DANICA LIFE S. A        |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    |                               |       |                               |
    | PEL-99.99%                    |       |                               |
    | LUX SA-.01%                   |       |LUX SA-100%                    |
    ---------------------------------       ---------------------------------

                                                                        (middle)


                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |
   |Casualty           |           --------------------
   |   (See Page 1)    |                    |
    -------------------                     |
                            -----------------------------------
                            | NATIONWIDE CORPORATION (NW CORP) |
                            |     Common Stock:    Control     |
                            |     -------------    -------     |
                            |     13,642,432         100%      |
                            |                                  |
                            |            Shares                |
                            |            ------                |
                            |Casualty   12,992,922             |
                            |Fire          649,510             |
                            ---------------------------------
                                             |
                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
_______|___|Common Stock:       1 Share    |             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 4)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |
       |   ---------------------------------
       |   |    NATIONWIDE GLOBAL LIMITED  |
       |   |                               |
       |   |Common Stock: 20,343,752 Shares|
       |___|------------                   |
       |   |                   Shares      |
       |   |                   ------      |
       |   |NGH                20,343,751  |
       |   |LUX SA             1           |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |                               |
       |___|Common Stock:         40 Shares|
       |   |------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |
       |
       |   ---------------------------------
       |   |      NATIONWIDE GLOBAL        |
       |   |         JAPAN, INC.           |
       |___|                               |
       |   |Common Stock:        100 Shares|
       |   |------------                   |
       |   |                               |
       |   |NGH - 100%                     |
       |   ---------------------------------
       |
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:         80 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
           |        Liability Company      |
           |                               |
           |                               |
           |NGH-100%                       |
           ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------



________________________________________________________________
               |                                               |
               |                                               |
 ---------------------------------            ---------------------------------
 |      GARTMORE GLOBAL ASSET    |            |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |            |      & COMPANY (GATES)        |
 |             (GGAMT)           |            |                               |
 |                               |       _____|Common Stock:        254 Shares|
 |                               |       |    |------------                   |
 |                               |       |    |                               |
 |NW Corp-100%                   |       |    |                               |
 |           (See Page 6)        |       |    |NW Corp.-100%                  |
 ---------------------------------       |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |    MEDPROSOLUTIONS, INC.      |
                                         |    |                               |
                                         |    |                               |
                                         |____|                               |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |    COMPANY OF NEW YORK, INC.  |
                                         |    |                               |
                                         |____|Common Stock:       3 Shares   |
                                         |    |------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATES, MCDONALD &      |
                                         |    |       COMPANY OF NEVADA       |
                                         |    |                               |
                                         |    |Common Stock:         40 Shares|
                                         |____|------------                   |
                                         |    |                               |
                                         |    |                               |
                                         |    |Gates-100%                     |
                                         |    ---------------------------------
                                         |
                                         |    ---------------------------------
                                         |    |        GATESMCDONALD          |
                                         |    |      HEALTH PLUS, INC.        |
                                         |    |                               |
                                         |____|Common Stock:        200 Shares|
                                              |------------                   |
                                              |                               |
                                              |Gates-100%                     |
                                              ---------------------------------

                                        Subsidiary Companies      -- Solid Line
                                        Contractual Association   -- Double Line
                                        Limited Liability Company -- Dotted Line
                                        March 31, 2003

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                  |                      |
---------------------------    ----------------------------------   |   -----------------------------
|   NATIONWIDE FINANCIAL  |    |   NATIONWIDE LIFE INSURANCE    |   |   |       TBG INSURANCE       |
|  SERVICES CAPITAL TRUST |    |     COMPANY (NW LIFE)          |   |   |    SERVICES CORPORATION   |
|                         |    |                                |   |   |                           |
| Preferred Stock:        | ___| Common Stock: 3,814,779 Shares |   |___|                           |
| ---------------         | |  | ------------                   |   |   |                           |
|                         | |  |                                |   |   |                           |
|                         | |  |                                |   |   |                           |
| NFS-100%                | |  | NFS-100%                       |   |   | NFS-63%                   |
--------------------------- |  ----------------------------------   |   -----------------------------
                            |                                       |
                            |                                       |   -----------------------------
                            |  ----------------------------------   |   |   CAP PRO HOLDING, INC.   |
                            |  |      NATIONWIDE LIFE AND       |   |   |                           |
                            |  |   ANNUITY INSURANCE COMPANY    |   |   |                           |
                            |  |                                |   |   |                           |
                            |__| Common Stock: 66,000 Shares    |   |___|                           |
                            |  | ------------                   |       |                           |
                            |  |                                |       |                           |
                            |  | NW Life-100%                   |       | NFS-63%                   |
                            |  ----------------------------------       -----------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE INVESTMENT     |
                            |  |      SERVICES CORPORATION      |
                            |  |                                |
                            |__| Common Stock: 5,000 Shares     |
                            |  | ------------                   |
                            |
                            |  |                                |
                            |  |                                |
                            |  | NW Life-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |      NATIONWIDE FINANCIAL      |
                            |__|       ASSIGNMENT COMPANY       |
                            |  |                                |
                            |  | NW LIFE-100%                   |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  | NATIONWIDE PROPERTIES LTD.     |
                            |  |                                |
                            |  | Units:                         |
                            |__| -----                          |
                            |  | NW LIFE-97.6%                  |
                            |  | Casualty-2.4%                  |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |    NATIONWIDE COMMUNITY        |
                            |  |   DEVELOPMENT CORP., LLC       |
                            |  |                                |
                            |--| Units:                         |
                            |  | -----                          |
                            |  | NW LIFE-67%                    |
                            |  | NW Indemnity-33%               |
                            |  ----------------------------------
                            |
                            |  ----------------------------------
                            |  |     NATIONWIDE AFFORDABLE      |
                            |  |         HOUSING, LLC           |
                            |--|                                |
                               | NW Life-45%                    |
                               | NW Indemnity-45%               |
                               ----------------------------------

                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    Control:        |
                                          |          ------------     -------         |
                                          |            13,642,432       100%          |
                                          |               Shares                      |
                                          |               ------                      |
                                          | Casualty    12,992,922                    |
                                          | Fire           649,510                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
          _________________________________________________________________________________________________________________________
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |     NATIONWIDE TRUST      |       |   NFS DISTRIBUTORS, INC. |        |    NATIONWIDE FINANCIAL         |
                        |       COMPANY, FSB        |       |          (NFSDI)         |        |  SERVICES CAPITAL TRUST II      |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 2,800,000   |       |                          |        |                                 |
                        | ------------  Shares      |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFS-100%                  |       |  NFS-100%                |        | NFS-100%                        |
                        -----------------------------       ----------------------------        -----------------------------------
                                                                        |                                       |
                                      _____________________________________________________________________________________________
                                      |                                 |                  |                    |
                                      |                                 |                  |                    |
                        -----------------------------       ----------------------------   |    -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |   |    |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |   |    |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |   |    |          (401(K))               |
                        |                           |       |                          |   |    |                                 |
                        | Common Stock: 1,000 Shares|       |                          |   |    |                                 |
                        | ------------              |       |                          |   |    |                                 |
                        |                           |       |                          |   |    |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |   |    | NFSDI-100%                      |
                        -----------------------------        ---------------------------   |    -----------------------------------
                                      |||                               ||                 |                    |
    --------------------------------- ||| ----------------------------- ||   --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           | ||   |     NATIONWIDE RETIREMENT    |   |
    |    DISTRIBUTORS AGENCY        | ||| |                           | ||   |      PLAN SERVICES, INC.     |   |
    |     OF ALABAMA, INC.          | ||| |        FLORIDA            | ||   |                              |   |
    | Common Stock: 10,000 Shares   |_||| |        RECORDS            |_||   |   Common Stock:  Control     |   |
    | ------------                  | ||| |    ADMINISTRATOR, INC     |__|   |   -------------  -------     |   |
    |                               | ||| |                           |      |  Class A        NFS-100%     |   |
    |                               | ||| |                           |      |  Class B      NFSDI-100%     |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |                              |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    LANDMARK FINANCIAL         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |       SERVICES OF             | ||| |                           |      |      SERVICES, INC.          |   |
    |      NEW YORK, INC.           | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
    | ------------                  |_|||_|   AGENCY OF OHIO, INC     |      |-------------                 |   |
    |                               | ||| |                           |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |    FINANCIAL HORIZONS         | ||| |                           |      |      401(k) INVESTMENT       |   |
    |      SECURITIES CORP.         | ||| |                           |      |       ADVISORS, INC.         |   |
    |                               | ||| |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 10,000 Shares   | |||_|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  |_|||_|        AGENCY OF          |      |-------------                 |   |
    |                               | ||| |      OKLAHOMA, INC        |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| -----------------------------      --------------------------------   |
    |   AFFILIATE AGENCY, INC.      | ||| |                           |      |    THE 401(k) COMPANY        |   |
    |                               | ||| |                           |      |                              |   |
    | Common Stock: 100 Shares      | ||| |    FINANCIAL HORIZONS            |Common Stock: 855,000 Shares  |   |
    | ------------                  |_|||_|       DISTRIBUTORS        |      |-------------                 |___|
    |                               | |||_|   AGENCY OF TEXAS, INC    |      |                              |   |
    |                               | ||| |                           |      |                              |   |
    | NFIDAI-100%                   | ||| |                           |      |401(k)-100%                   |   |
    --------------------------------- ||| -----------------------------      --------------------------------   |
                                      |||                                                                       |
    --------------------------------- ||| ------------------------------     --------------------------------   |
    |    NATIONWIDE FINANCIAL       | ||| |      AFFILIATE AGENCY      |     |                              |   |
    |  INSTITUTION DISTRIBUTORS     | ||| |        OF OHIO, INC.       |     |                              |   |
    |INSURANCE AGENCY, INC. OF MASS.| |||_|                            |     |  RIVERVIEW AGENCY, INC.      |___|
    | Common Stock: 100 Shares      |_||__| Common Stock: 750 Shares   |     |                              |___|
    | ------------                  | |   | ------------               |     |                              |
    |                               | |   |                            |     |                              |
    | NFIDAI-100%                   | |   | NFIDAI-100%                |     |                              |
    --------------------------------- |   ------------------------------     --------------------------------
                                      |
    --------------------------------- |
    |    NATIONWIDE FINANCIAL       | |
    |  INSTITUTION DISTRIBUTORS     | |
    | AGENCY, INC. OF NEW MEXICO    | |
    | Common Stock: 100 Shares      |_|
    | ------------                  |
    |                               |
    | NFIDAI-100%                   |
    ---------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                                   |                                    |
                       --------------------------------      -----------------------------      -------------------------------
                       |  PENSION ASSOCIATES, INC.    |      | NATIONWIDE LIFE INSURANCE |      |     NATIONWIDE FINANCIAL     |
                       |                              |      |    COMPANY OF AMERICA     |      |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |      |         (NLICA)           |      |            (NFSB)            |
                       | ------------                 |      |                           |      | Common Stock: 250,000 Shares |
                       |                              |      |                           |      |                              |
                       |                              |      |                           |      |                              |
                       | NFS-100%                     |      | NFS-100%      (See Page 5)|      | NFS-100%                     |
                       --------------------------------      -----------------------------      -------------------------------
                                                                                                               |
 _______________________________________                                                                       |
                                       |                                                                       |
                        --------------------------------                                        --------------------------------
                        |    NATIONWIDE RETIREMENT     |                                        |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |                                        |                              |
                        |                              |                                        | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |__                                      | ------------                 |
                        | -------------                |  |                                     |                              |
                        |                              |  |                                     |                              |
                        | NFSDI-100%                   |  |                                     | NFSB-100%                    |
                        --------------------------------  |                                     --------------------------------
                                                          |
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ALABAMA              | | |        NEW MEXICO         |
                         | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |         ARIZONA              | | |        SO. DAKOTA         |
                         | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
                         |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
                         |        ARKANSAS              | | |         WYOMING           |
                         | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
                         | ------------                 | | | ------------              |
                         |                              | | |                           |
                         | NRS-100%                     | | | NRS-100%                  |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |      SOLUTIONS, INS.         | | |                           |
                         |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
                         | ------------                 | | |           OHIO            |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------- | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
                         |                              | |_|    SOLUTIONS, INC. OF     |
                         | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
                         | ------------                 | | |                           |
                         |                              | | |                           |
                         | NRS-100%                     | | |                           |
                         -------------------------------  | -----------------------------
                                                          |
                         -------------------------------- | -----------------------------
                         |   NATIONWIDE RETIREMENT      | | |                           |
                         |    SOLUTIONS, INC. OF        | | |                           |
                         |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
                         | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
                         | ------------                 |_|_|           TEXAS           |
                         |                              |   |                           |
                         | NRS-100%                     |   |                           |
                         --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |       Common Stock:     Control:       |
                                                        |       -------------     --------       |
                                                        |       13,642,432        100%           |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------
                                                        | Casualty   12,992,922                  |
                                                        | Fire          649,510                  |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
  |  |                           |   |                           |
  |  |  NPHC - 100%              |   |  RCMD - 100%              |
  |  -----------------------------   -----------------------------
  |                |                               |
  |                |                               |
  |  -----------------------------   -----------------------------
  |  |       1717 ADVISORY       |   |       1717 INSURANCE      |
  |  |       SERVICES, INC.      |   |        AGENCY OF          |
  |  |                           |   |      MASSACHUSETTS, INC.  |
  |  |                           |   |                           |
  |  |  RCMD - 100%              |   |  BSI - 100%               |
  |  -----------------------------   -----------------------------
  |
  |
  |  -----------------------------
  |  |       MARKET STREET       |
  |  |        INVESTMENT         |
  |__|      MANAGEMENT COMPANY   |
     |                           |
     |        NPHC - 100%        |
     -----------------------------







    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2003

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

              _________________________________________________________________
              |                |                |                 _____________
 ---------------------------   |                |                |
|     AUDENSTAR LIMITED     |  |   ---------------------------   |
|           (AL)            |  |  |     NATIONWIDE ASSET      |  |
|                           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGAMT - 100%              |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |    NATIONWIDE UK ASSET    |  |
|           (RIG)           |  |  | MANAGEMENT HOLDINGS, LTD. |  |
|                           |__|  |         (NUKAMHL)         |  |
|                           |     |                           |  |
| GGAMT - 79%               |     |                           |  |
| AL - 21%                  |     |                           |  |
 ---------------------------      | NAMHL - 100%              |  |
              |                    ---------------------------   |
              |                                 |                |
 ---------------------------       ---------------------------   |
|  GARTMORE RIVERVIEW, LLC  |     |   NATIONWIDE UK HOLDING   |  |
|                           |     |       COMPANY, LTD.       |  |
|                           |     |        (NUKHCL)           |  |
|                           |     |                           |  |
|                           |     |                           |  |
| RIG - 70%                 |     | NUKAMHL - 96.37%          |  |
 ---------------------------       ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |     ASSET MANAGEMENT      |  |
                                  |       HOLDINGS PLC        |  |
                                  |         (AMH)             |  |
                                  |                           |  |
                                  |                           |  |
                                  | NUKHCL - 100%             |  |
                                   ---------------------------   |
                                                |                |
                                   ---------------------------   |
                                  |    GARTMORE INVESTMENT    |  |
                                  |       MANAGEMENT PLC      |  |
                                  |           (GIM)           |__|
                                  |                           |
                                  | AMH - 99.99%              |
                                  | GNL - .01%                |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

 -------------------
| NATIONWIDE MUTUAL |____________________________________________________________________________
| INSURANCE COMPANY |____________________________________________________________________________
|   (CASUALTY)      |               |
|  (See Page 1)     |               |
 -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:   Control:         |
                |        ------------    -------         |
                |       13,642,432       100%            |
                |             Shares                     |
                |  Casualty   12,992,922                 |
                |  Fire          649,510                 |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ________________________________________________________________________________________________
 ________________________________________________________________________________________________
                     |             |                                    --------------------------
      --------------------------   |   --------------------------      | GARTMORE INVESTMENT LTD. |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         |     |          (GIL)           |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                          |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                          |
  |  |                          |  |  |                          | |   | GIM - 99.9%              |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%               |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    --------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    --------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN      |
  |  |                          |  |  |                          | |   |         LIMITED          |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                          |
  |  |       SERVICES GMBH      |  |  |                          | |   |                          |
  |__|                          |  |  |                          | |   |                          |
  |  |                          |  |  |                          | |   | GIL - 100%               |
  |  |                          |  |  | GFM - 100%               | |   |                          |
  |  | GISL - 100%              |  |  |                          | |    --------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    --------------------------
  |   --------------------------   |   --------------------------  |   |    GARTMORE 1990 LTD.    |
  |  |  GARTMORE FUND MANAGERS  |  |  | GARTMORE SECURITIES LTD. | |   |                          |
  |  |  INTERNATIONAL LIMITED   |  |  |          (GSL)           | |___|                          |
  |__|         (GFMI)           |  |__|                          | |   |                          |
     |                          |     |                          | |   | GIM - 50%                |
     | GISL - 99.99%            |     | GIM - 99.99%             | |   | GSL - 50%                |
     | GSL - .01%               |     | GNL - .01%               | |    --------------------------
      --------------------------       --------------------------  |
                     |                                             |    --------------------------
      --------------------------                                   |   |   GARTMORE INDOSUEZ UK   |
     |   GARTMORE SECRETARIES   |                                  |   | RECOVERY FUND (G.P.) LTD.|
     |      (JERSEY) LTD.       |                                  |___|                          |
     |                          |                                  |   |                          |
     | GFMI - 94%               |                                  |   | GIM - 50%                |
     | GSL - 3%                 |                                  |   | GNL - 50%                |
     | GIM - 3%                 |                                  |    --------------------------
      --------------------------                                   |
                                                                   |    --------------------------
                                                                   |   |GARTMORE 1990 TRUSTEE LTD.|
                                                                   |   |    (GENERAL PARTNER)     |
                                                                   |___|                          |
                                                                       |                          |
                                                                       | GIM - 50%                |
                                                                       | GSL - 50%                |
                                                                        --------------------------

          -------------------------------------
          |        NATIONWIDE MUTUAL          |
          |      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------









___________________________________________________________________
                                                                  |
 _________________________________________________                |
|                                                |                |
|   --------------------------       --------------------------   |   --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |  |  |    GARTMORE GLOBAL       |
|  |                          |     |     MANAGEMENT LTD.      |  |  |  INVESTMENT, INC. (GGI)  |
|__|                          |     |          (GCM)           |  |__|                          |
|  |                          |     |                          |  |  |        See Page 7        |
|  | GIM - 50%                |     | GIM - 99.99%             |  |  |                          |
|  | GSL - 50%                |     | GSL - 0.1%               |  |  |                          |
|   --------------------------       --------------------------   |   --------------------------
|                                                |                |   --------------------------
|   --------------------------       --------------------------   |  |     GARTMORE GLOBAL      |
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |  |  |      VENTURES, INC.      |
|  |          (GNL)           |     |         (GUS)            |  |__|                          |
|__|                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  |                          |     |                          |     |                          |
|  | GIM - 99.99%             |     |                          |     | GGAMT - 100%             |
|  | GSL - .01%               |     | GCM - 100%               |      --------------------------
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |     GARTMORE PENSION     |     | GARTMORE GLOBAL PARTNERS |
|  |       TRUSTEES, LTD.     |     |    (GENERAL PARTNER)     |
|__|                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99%                |     | GUS - 50%                |
|  | GSL - 1%                 |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------



                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2003

                                                                     (left side)

                                                 NATIONWIDE(R)

 -------------------
|  FARMLAND MUTUAL  |
| INSURANCE COMPANY |        --------------------
|                   |       | NATIONWIDE MUTUAL |_____________________________
|Guaranty Fund      |_______| INSURANCE COMPANY |_____________________________
|Certificate        |_______|                   |      |
|                   |       |     (CASUALTY)    |      |
|   Casualty        |       |    (See Page 1)   |      |
|  (See Page 1)     |       ---------------------      |
---------------------                                  |
                                                       |
                                   ------------------------------------------
                                   |     NATIONWIDE CORPORATION (NW CORP)   |
                                   |       Common Stock:      Control:      |
                                   |       13,642,432         100%          |
                                   |           Shares                       |
                                   |Casualty  12,992,922                    |
                                   |Fire         649,510                    |
                                   ------------------------------------------
                                                       |
                                                       |
                                      ------------------------------------
                                      |         GARTMORE GLOBAL          |
                                      |         ASSET MANAGEMENT         |
                                      |           TRUST (GGAMT)          |
                                      |                                  |
                                      |NW Corp.- 100%                    |
                                      ------------------------------------
                                                       |
                                                       |
                                      -------------------------------------
                                      |         GARTMORE GLOBAL           |
                                      |      INVESTMENTS, INC. (GGI)      |
                                      |                                   |
                                  ____| Common Stock: 958,750 Shares      |
                                  |   | GGAMT-94%                         |
                                  |   | Preferred Stock: 500,000 Shares   |
                                  |   | GGAMT-100%                        |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   -------------------------------------
                                  |   |       GARTMORE S.A. CAPITAL       |
                                  |   |            TRUST (GSA)            |
                                  |   |                                   |____
                                  |   |                                   |
                                  |   |      DELAWARE BUSINESS TRUST      |
                                  |   -------------------------------------
                                  |                    |
                                  |                    |
                                  |   --------------------------------------
                                  |   |         GARTMORE EMERGING          |
                                  |   |           MANAGERS, LLC            |
                                  |   |               (GEM)                |___
                                  |   |                                    |   |
                                  |   |                                    |   |
                                  |   | GSA-100%                           |   |
                                  |   --------------------------------------   |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            NORTHPOINTE              |  |
                                  |   |            CAPITAL LLC              |--|
                                  |   |                                     |  |
                                  |   | GEM-65%                             |  |
                                  |   ---------------------------------------  |
                                  |                    |                       |
                                  |                    |                       |
                                  |   ---------------------------------------  |
                                  |   |            CODA CAPITAL             |  |
                                  |   |           MANAGEMENT LLC            |  |
                                  |   |                                     |---
                                  |   | GEM-79%                             |
                                  |   ---------------------------------------
                                  |                    |
                                  |                    |
                                  |   ---------------------------------------
                                  |   |        GARTMORE MUTUAL FUND         |
                                  |   |           CAPITAL TRUST             |
                                  |__ |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------
                                                       | |
                                                       | |
                                      ---------------------------------------
                                      |        MARKET STREET FUND           |
                                      |                                     |
                                      |                                     |
                                      |       DELAWARE BUSINESS TRUST       |
                                      ---------------------------------------

                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------















          -------------------------------------
          |       GARTMORE GLOBAL ASSET       |
          |          MANAGEMENT, INC.         |
__________|              (GGAMI)              |______
          |                                   |      |
          | GSA-100%                          |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |
          |             GARTMORE              |      |
          |      INVESTORS SERVICES, INC.     |      |
          |                                   |      |
          | Common Stock: 5 Shares            |      |
          | ------------                      |______|
          |                                   |      |
          |                                   |      |
          | GGAMI-100%                        |      |
          -------------------------------------      |
                                                     |
          -------------------------------------      |      -------------------------------------
          |      NATIONWIDE GLOBAL FUNDS      |      |      |            GARTMORE MORLEY        |
          |                                   |      |      |       FINANCIAL SERVICES, INC.    |
          |                                   |______|      |               (MORLEY)            |
          |                                   |_____________|                                   |___
          |       LUXEMBOURG SICAV            |      |      | Common Stock: 82,343 Shares       |   |
          |                                   |      |      | ------------                      |   |
          |                                   |      |      | GGAMI-100%                        |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          |       GARTMORE DISTRIBUTION       |      |      |        GARTMORE MORLEY CAPITAL    |   |
          |          SERVICES, INC.           |      |      |         MANAGEMENT, INC           |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | Common Stock: 10,000 Shares       |______|      | Common Stock:  500 Shares         |___|
          | ------------                      |      |      | ------------                      |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                                                     |                                              |
          -------------------------------------      |      -------------------------------------   |
          | CORVIANT CORPORATION              |      |      |               GARTMORE            |   |
          | (CC)                              |      |      |             TRUST COMPANY         |   |
          |                                   |      |      |                                   |   |
          | Common Stock:       450,000 Shares|      |      | Common Stock: 2,000 Shares        |   |
          | ------------                      |      |      | ------------                      |   |
          | Series A Preferred: 250,000 Shares|______|      |                                   |___|
          |                                   |      |      |                                   |   |
          |                                   |      |      |                                   |   |
          | GGAMI-100%                        |      |      | Morley-100%                       |   |
          -------------------------------------      |      -------------------------------------   |
                           |                         |                                              |
                           |                         |                                              |
          -------------------------------------      |      -------------------------------------   |
          | VILLANOVA SECURITIES, LLC         |      |      |           GARTMORE MORLEY &       |   |
          |                                   |      |      |            ASSOCIATES, INC.       |   |
          |                                   |      |      |                                   |   |
          |                                   |      |      | Common Stock: 3,500 Shares        |   |
          |                                   |      |      | ------------                      |___|
          |                                   |      |      |                                   |
          | CC-100%                           |      |      | Morley-100%                       |
          -------------------------------------      |      -------------------------------------
                                                     |
          -------------------------------------      |      -------------------------------------
          |                                   |      |      |                                   |
          | GGI MGT LLC                       |      |      |           NEWHOUSE SPECIAL        |
          | (GGIMGT)                          |      |      |       SITUATIONS FUND I, LLC      |
          |                                   |      |      |                                   |
          |                                   |------------ | Common Stock: 10,000 Shares       |
          |                                   |             | ------------                      |
          |                                   |             | GGIMGT-10%                        |
          |                                   |             | Class A Preferred: 10,000 Shares  |
          | GGAMI-100%                        |             | GGAMI-75%                         |
          -------------------------------------             -------------------------------------


                                                                                            Subsidiary Companies      - Solid Line
                                                                                            Contractual Association   - Double Line
                                                                                            Limited Liability Company - Dotted Line

                                                                                            March 31, 2003

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract Owners of Qualified and Non-Qualified Contracts as of February 14, 2003 was 11,479 and 21,479, respectively.


Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.




     Item 29. PRINCIPAL UNDERWRITER

     (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide Variable Account-11, Nationwide Variable Account-13, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

         (b) NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

                  Joseph J. Gasper, Director and Chairman of the Board Richard A. Karas, Director and Vice Chairman
                  Duane C. Meek, President
                  William G. Goslee, Senior Vice President
                  Mark R. Thresher, Director, Senior Vice President and
                  Treasurer
                  Kevin S. Crossett, Vice President
                  Trey Rouse, Vice President
                  Peter R. Salvator, Vice President
                  Barbara J. Shane, Vice President-Compliance Officer
                  Karen R. Tackett, Vice President
                  Alan A. Todryk, Vice President-Taxation
                  Carol L. Dove, Associate Vice President-Treasury Services and Assistant Treasurer
                  Glenn W. Soden, Associate Vice President and Secretary Thomas E. Barnes, Associate Vice President and
                  Assistant Secretary
                  John F. Delaloye, Assistant Secretary
                  Dina A. Tantra, Assistant Secretary
                  Mark D. Maxwell, Assistant Secretary
                  E. Gary Berndt, Assistant Treasurer
                  Terry C. Smetzer, Assistant Treasurer

                  The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
                  One Nationwide Plaza
                  Columbus, Ohio 43215



         (c)
         ------------------------- ---------------------- ------------------------ --------------------- -------------------
         NAME OF PRINCIPAL         NET UNDERWRITING       COMPENSATION ON          BROKERAGE             COMPENSATION
         UNDERWRITER               DISCOUNTS AND          REDEMPTION OR            COMMISSIONS
                                   COMMISSIONS            ANNUITIZATION
         ------------------------- ---------------------- ------------------------ --------------------- -------------------
         ------------------------- ---------------------- ------------------------ --------------------- -------------------
         Nationwide Investment     N/A                    N/A                      N/A                   N/A
         Services Corporation
         ------------------------- ---------------------- ------------------------ --------------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life and Annuity Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS
              The Registrant hereby undertakes to:
              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
              (b)   include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an
                    applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the SEC to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          Independent Auditors' Consent


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account-C:

We consent to the use of our reports for Nationwide VA Separate Account-C dated February 20, 2003 and for Nationwide Life and Annuity Insurance Company dated January 30, 2003, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 33-66496). Our report for Nationwide Life and Annuity Insurance Company refers to a change to the method of accounting for derivative instruments and hedging activities, and for purchased or retained interests in securitized financial assets.



KPMG LLP
Columbus, Ohio
April 21, 2003

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-C certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 14 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2003.

                                              NATIONWIDE VA SEPARATE ACCOUNT - C

                 ---------------------------------------------------------------


                                                                    (Registrant)
                                                             NATIONWIDE LIFE AND
                                                             ANNUITY INSURANCE
                                                             COMPANY

                 ---------------------------------------------------------------
                                                                     (Depositor)

                                                       By/s/ STEVEN SAVINI, ESQ.
                 ---------------------------------------------------------------
                                                             Steven Savini, Esq.


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 25th day of April, 2003.

               SIGNATURE                                   TITLE


W. G. JURGENSEN                              Director and Chief Executive Officer
----------------------------------------
W. G. Jurgensen

JOSEPH J. GASPER                                 Director and President and
----------------------------------------
Joseph J. Gasper                                  Chief Operating Officer

JOSEPH A. ALUTTO                                          Director
----------------------------------------
Joseph A. Alutto

JAMES G. BROCKSMITH, JR.                                  Director
----------------------------------------
James G. Brocksmith, Jr.

HENRY S. HOLLOWAY                                         Director
----------------------------------------
Henry S. Holloway

LYDIA M. MARSHALL                                         Director
----------------------------------------
Lydia M. Marshall

DONALD L. MCWHORTER                                       Director
----------------------------------------
Donald L. McWhorter

DAVID O. MILLER                                           Director
----------------------------------------
David O. Miller

JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson

GERALD D. PROTHRO                                         Director
----------------------------------------
Gerald D. Prothro

ARDEN L. SHISLER                                          Director
----------------------------------------
Arden L. Shisler

ALEX SHUMATE                                              Director
----------------------------------------
Alex Shumate

                                                                                                  By /s/ STEVEN SAVINI
                                                                                     -----------------------------------------------
                                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact
